March 31, 2000

     TAX-FREE
     BOND
     PORTFOLIOS

     SEMI-ANNUAL REPORT
     TO SHAREHOLDERS


 Not FDIC Insured
  May Lose Value
No Bank Guarantee

                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                           FUNDS
                                       Pure Investment Style (Registration Mark)

                                 BLACKROCK FUNDS

                            TAX-FREE BOND PORTFOLIOS


* Tax-Free Income                          * Ohio Tax-Free Income

* Pennsylvania Tax-Free Income             * Delaware Tax-Free Income

* New Jersey Tax-Free Income               * Kentucky Tax-Free Income





                                TABLE of CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Tax-Free Income......................................................... 3
      Pennsylvania Tax-Free Income............................................ 4
      New Jersey Tax-Free Income.............................................. 5
      Ohio Tax-Free Income.................................................... 6
      Delaware Tax-Free Income................................................ 7
      Kentucky Tax-Free Income................................................ 8
      Note on Performance Information......................................... 9
STATEMENT OF NET ASSETS................................................... 10-32
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations............................................... 33
      Statements of Changes in Net Assets................................. 34-35
      Financial Highlights................................................ 36-41
NOTES TO FINANCIAL STATEMENTS............................................. 42-48

                                 BLACKROCK FUNDS

March 31, 2000
Dear Shareholder:

     We are pleased to present the Semi-Annual Report for the BlackRock Funds for the six months ending March 31, 2000.

     As the first quarter of the new millennium draws to a close, the economy continues to impress us with its continued strength and resilience -- however we remain concerned about future volatility. Since we last reported to you on Sept 30, 1999 the stock market as measured by the S&P 500 returned 17.51%, the DJIA returned 6.43%, the NASDAQ returned 66.68%, and the Lehman Aggregate Index returned 2.08%.

     What makes this economic strength more notable is that it is taking place under the careful eye of the Federal Reserve which has a strict tightening bias in place. On March 21, 2000 the Fed raised the rate for overnight bank loans another 25 bps to 6% -- the highest rate in 3 years and the fifth straight increase since last June. Historically, rising interest rates tend to discourage the stock market but this didn't happen on March 21. Despite the rise in rates, the DJIA jumped up 227 points and the NASDAQ index rose 101.7!

     This seems to indicate that investors don't believe that small increases in the cost of lending will be enough to stop growth from continuing. Is this positive sentiment well founded?

     It may be. It is clear that the business world is changing and that a major instrument of this change is technology. A key driver in the growth of technology is the Internet. It is still very early in the new economy, but it is clear that major changes are taking place in the way that companies do business, which can have tremendous impact on growth and profitability. One particularly exciting area for investors is the so-called business to business (or B2B) transactions in which the Internet will not only expedite the connections between buyers and sellers but also provide the value- added services that will likely increase the speed, efficiency and cost-effectiveness of these transactions. The Internet can be one of the greatest business productivity tools in history. This is important because as productivity increases, companies can continue to grow without pricing pressure which means inflation can remain in check and the economy can continue to grow.

     While there appears to be plenty of good reason for optimism and excitement, there are also reasons for caution.

     There are several trends in the industry that may indicate that the market is moving up faster and higher than is justified by growth fundamentals alone. For example, many investors are fueling their purchases with borrowed money and margin borrowing is currently at record highs. The investment industry is also paying more than ever before to attract investors. Wall Street advertising increased 95% last year (investment firms paid $1.2 billion to advertise directly to the public last year, three times what they paid for ads 5 years ago). Ten years ago, the average holding period for a NASDAQ stock was 2 years; today its about 5 months.* This may indicate that investors are growing more impatient, which could spell more and greater volatility ahead.

                                 BLACKROCK FUNDS

     You don't have to look very hard to see examples of extreme volatility. On March 7, 2000 when the DJIA lost 374 points, market action was precipitated when Procter & Gamble did not make its earnings projections and plunged 31% in one day. This kind of reaction may be extreme but it is certainly not rare. In fact, 9 days later on March 16th, the Dow rebounded and ran up 500 points. The Dow ended the month up 1,126 points up from its low.

     This is a challenging environment for investors because of both the volatility and the continuous media interest in the Internet and the stock market. Never before has the investing public had so much information available to them via television, newspapers, magazines and the Internet. Today investors can tune in televised stock market reports virtually round the clock and are only a keystroke away from market information day or night.

     The danger for investors is that focusing on volatility and news can create a short-term view of investing which is generally not in their best interest. Successful investing is a long term process and while it may be interesting to get your market information as it unfolds, it doesn't have much to do with long-term investing success. In the long run, stocks rise and fall based on their ability to earn money. The ability to generate earnings depends on the strength of a company's business franchise, the skill of its management and other fundamental factors. These factors are all proven long term.

     So, while we are pleased by the unprecedented prosperity we are enjoying, we caution investors to perform a reality check on expectations. Last year four of our funds returned over 100% to shareholders. We are extremely proud of these results but we do not depend on them to continue at the same rate. The challenge for investors is the same in these boom times as it is in lean times: to figure out the mix of assets that make sense for your particular financial situation, decide on a course of action and stay the course -- regardless of short-term volatility.

     BlackRock Funds is proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. We are pleased to announce that later this year we will expand our offerings to include new equity funds concentrating on three potential high growth areas: global science and technology, European markets and Asia Pacific markets.

     Thank you for your continued confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.


Sincerely,


/s/  Signature
Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* Source: Business Week , 4/3 issue

                                 BLACKROCK FUNDS

                            TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $340.3 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND
                         AT EACH SEMI-ANNUAL PERIOD END.

[GRAPHIC OMITTED]


                     Institutional      Service           Investor A      Investor B         Investor C   Lehman Municipal
                         Class           Class              Class           Class               Class        Bond Index
5/14/90                $10,000          $10,000           $ 9,600          $10,000            $10,000         $10,000
Jun-90                  10,118           10,118             9,662           10,118             10,118          10,234
Sep-90                  10,139           10,139             9,683           10,139             10,139          10,240
Dec-90                  10,513           10,513            10,040           10,513             10,513          10,681
Mar-91                  10,720           10,720            10,238           10,720             10,720          10,923
Jun-91                  10,919           10,919            10,428           10,919             10,919          11,156
Sep-91                  11,296           11,296            10,787           11,296             11,296          11,590
Dec-91                  11,708           11,708            11,181           11,708             11,708          11,979
Mar-92                  11,776           11,776            11,247           11,776             11,776          12,015
Jun-92                  12,215           12,215            11,665           12,215             12,215          12,471
Sep-92                  12,504           12,504            11,942           12,504             12,504          12,802
Dec-92                  12,744           12,744            12,170           12,744             12,744          13,035
Mar-93                  13,246           13,246            12,650           13,246             13,246          13,518
Jun-93                  13,708           13,708            13,091           13,708             13,708          13,961
Sep-93                  14,200           14,194            13,551           14,189             14,189          14,432
Dec-93                  14,412           14,400            13,738           14,385             14,385          14,635
Mar-94                  13,430           13,410            12,786           13,389             13,389          13,832
Jun-94                  13,615           13,587            12,948           13,558             13,558          13,985
Sep-94                  13,661           13,625            12,978           13,590             13,590          14,080
Dec-94                  13,455           13,395            12,764           13,365             13,365          13,878
Mar-95                  14,555           14,496            13,793           14,443             14,443          14,859
Jun-95                  14,810           14,737            14,014           14,674             14,674          15,218
Sep-95                  15,242           15,156            14,404           15,083             15,083          15,656
Dec-95                  15,941           15,825            15,031           15,739             15,739          16,302
Mar-96                  15,806           15,694            14,900           15,602             15,602          16,105
Jun-96                  15,953           15,828            15,026           15,734             15,734          16,228
Sep-96                  16,378           16,237            15,408           16,104             16,104          16,602
Dec-96                  16,853           16,696            15,837           16,522             16,522          17,025
Mar-97                  16,838           16,669            15,805           16,458             16,458          16,985
Jun-97                  17,446           17,258            16,439           16,999             16,999          17,571
Sep-97                  18,032           17,824            16,971           17,550             17,516          18,101
Dec-97                  18,560           18,332            17,448           18,043             17,975          18,592
Mar-98                  18,805           18,559            17,656           18,258             18,155          18,806
Jun-98                  19,080           18,815            17,892           18,502             18,363          19,092
Sep-98                  19,629           19,344            18,386           19,013             18,835          19,678
Dec-98                  19,753           19,450            18,480           19,110             18,896          19,797
Mar-99                  19,856           19,536            18,554           19,187             18,935          19,972
Jun-99                  19,510           19,180            18,209           18,796             18,549          19,619
Sep-99                  19,301           18,960            17,992           17,980             18,293          19,540
Dec-99                  18,931           18,582            17,627           17,581             17,887          19,388
Mar-00                  19,474           19,101            18,111           18,031             17,429          19,956



                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                       Taxable               Taxable               Taxable      From       Taxable
                                          1 Year     Equivalent*  3 Year   Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                          ------     ------------ ------   -----------  ------   -----------  ---------- -----------
  Institutional Class                    (1.92)%      (0.66)%      4.96%      8.21%      5.99%      9.92%       6.97%      11.54%
  Service Class                          (2.22)%      (0.76)%      4.64%      7.68%      5.68%      9.40%       6.76%      11.19%
  Investor A Class (Load Adjusted)       (6.28)%      (2.16)%      3.07%      5.08%      4.63%      7.67%       6.19%      10.25%
  Investor A Class (NAV)                 (2.39)%      (0.82)%      4.47%      7.40%      5.48%      9.07%       6.63%      10.98%
  Investor B Class (Load Adjusted)       (7.52)%      (2.59)%      2.60%      4.30%      4.57%      7.57%       6.33%      10.48%
  Investor B Class (NAV)                 (3.12)%      (1.07)%      3.69%      6.11%      4.90%      8.11%       6.33%      10.48%
  Investor C Class (Load Adjusted)       (4.10)%      (1.41)%      3.69%      6.11%      4.90%      8.11%       6.33%      10.48%
  Investor C Class (NAV)                 (3.12)%      (1.07)%      3.69%      6.11%      4.90%      8.11%       6.33%      10.48%


*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 FEDERAL TAX RATE OF 39.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK TAX-FREE
 INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR BSHARES, 7/18/96 AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $964.4 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND PENNSYLVANIA STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. PENNSYLVANIA NEW ISSUE SUPPLY WAS PARTICULARLY DEPRESSED, DOWN 74% SINCE MARCH 31, 1999. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA
                 TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL
          BOND INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

[GRAPHIC OMITTED]


            Institutional     Service       Investor A    Investor B    Investor C  Lehman Municipal
                Class          Class          Class         Class         Class        Bond Index
12/1/92       $10,000        $10,000        $ 9,600       $10,000        $10,000        $10,000
Dec-92         10,080         10,080          9,626        10,080         10,080         10,182
Mar-93         10,492         10,492         10,020        10,492         10,492         10,560
Jun-93         10,809         10,809         10,322        10,809         10,809         10,905
Sep-93         11,142         11,165         10,667        11,170         11,170         11,274
Dec-93         11,324         11,341         10,841        11,352         11,352         11,432
Mar-94         10,614         10,621         10,159        10,638         10,638         10,805
Jun-94         10,746         10,746         10,284        10,769         10,769         10,924
Sep-94         10,813         10,808         10,337        10,824         10,824         10,999
Dec-94         10,545         10,533         10,069        10,518         10,518         10,841
Mar-95         11,353         11,332         10,828        11,296         11,296         11,607
Jun-95         11,614         11,585         11,064        11,526         11,526         11,888
Sep-95         11,981         11,944         11,400        11,859         11,859         12,230
Dec-95         12,483         12,439         11,867        12,326         12,326         12,734
Mar-96         12,343         12,283         11,716        12,145         12,145         12,580
Jun-96         12,448         12,379         11,802        12,212         12,212         12,677
Sep-96         12,734         12,653         12,059        12,455         12,455         12,969
Dec-96         13,058         12,966         12,353        12,733         12,733         13,299
Mar-97         13,010         12,909         12,294        12,648         12,648         13,268
Jun-97         13,413         13,294         12,713        12,997         12,997         13,726
Sep-97         13,810         13,679         13,076        13,341         13,341         14,140
Dec-97         14,198         14,052         13,429        13,675         13,675         14,523
Mar-98         14,371         14,212         13,578        13,806         13,806         14,690
Jun-98         14,600         14,428         13,779        14,004         14,004         14,914
Sep-98         14,985         14,799         14,127        14,351         14,351         15,372
Dec-98         15,065         14,867         14,187        14,404         14,404         15,464
Mar-99         15,185         14,976         14,285        14,496         14,496         15,601
Jun-99         14,933         14,717         14,032        14,232         14,232         15,325
Sep-99         14,861         14,634         13,949        13,858         14,141         15,264
Dec-99         14,719         14,482         13,800        13,689         13,969         15,145
Mar-00         15,093         14,838         14,135        13,997         14,268         15,588


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                      Taxable              Taxable               Taxable      From       Taxable
                                            1 Year  Equivalent*  3 Year  Equivalent*  5 Year   Equivalent*  Inception  Equivalent*
                                            ------  -----------  ------  -----------  ------   ------------ ---------  -----------
  Institutional Class                      (0.61)%    (0.18)%     5.07%     8.64%      5.86%       9.98%      5.78%       9.85%
  Service Class                            (0.91)%    (0.27)%     4.76%     8.11%      5.55%       9.45%      5.53%       9.42%
  Investor A Class (Load Adjusted)         (5.01)%    (1.49)%     3.21%     5.47%      4.53%       7.72%      4.83%       8.23%
  Investor A Class (NAV)                   (1.05)%    (0.31)%     4.61%     7.85%      5.39%       9.18%      5.42%       9.23%
  Investor B Class (Load Adjusted)         (6.66)%    (1.98)%     2.78%     4.74%      4.31%       7.34%      4.87%       8.30%
  Investor B Class (NAV)                   (2.22)%    (0.66)%     3.87%     6.59%      4.65%       7.92%      4.87%       8.30%
  Investor C Class (Load Adjusted)         (2.88)%    (0.85)%     3.97%     6.76%      4.70%       8.01%      4.91%       8.36%
  Investor C Class (NAV)                   (1.94)%    (0.58)%     3.97%     6.76%      4.70%       8.01%      4.91%       8.36%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 41.29%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK PENNSYLVANIA TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL ANDINVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $150.5 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND NEW JERSEY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. WHILE NEW ISSUE SUPPLY IN NEW JERSEY WAS DOWN ONLY 7.3% FROM THE YEAR EARLIER, TOTAL SUPPLY WAS ONLY $1.6 BILLION DURING THE QUARTER. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
          PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION
                       AND AT EACH SEM-ANNUAL PERIOD END.

[GRAPHIC OMITTED]


             Institutional     Service       Investor A    Investor B    Investor C   Lehman Municipal
                Class           Class          Class         Class          Class        Bond Index
7/1/91         $10,000        $10,000        $ 9,600       $10,000        $10,000        $10,000
Sep-91          10,357         10,357          9,891        10,357         10,357         10,389
Dec-91          10,736         10,736         10,253        10,736         10,736         10,738
Mar-92          10,775         10,775         10,290        10,775         10,775         10,770
Jun-92          11,205         11,205         10,701        11,205         11,205         11,179
Sep-92          11,462         11,462         10,946        11,462         11,462         11,475
Dec-92          11,691         11,691         11,165        11,691         11,691         11,684
Mar-93          12,098         12,098         11,553        12,098         12,098         12,118
Jun-93          12,514         12,514         11,951        12,514         12,514         12,514
Sep-93          12,867         12,867         12,288        12,867         12,867         12,937
Dec-93          13,045         13,045         12,458        13,045         13,045         13,119
Mar-94          12,370         12,370         11,813        12,370         12,370         12,399
Jun-94          12,504         12,504         11,942        12,504         12,504         12,536
Sep-94          12,583         12,583         12,017        12,583         12,583         12,622
Dec-94          12,432         12,432         11,873        12,432         12,432         12,440
Mar-95          13,195         13,195         12,601        13,195         13,195         13,320
Jun-95          13,454         13,454         12,848        13,454         13,454         13,642
Sep-95          13,802         13,802         13,181        13,802         13,802         14,034
Dec-95          14,289         14,289         13,646        14,289         14,289         14,613
Mar-96          14,158         14,158         13,519        14,156         14,156         14,437
Jun-96          14,198         14,198         13,546        14,184         14,184         14,547
Sep-96          14,445         14,445         13,776        14,398         14,398         14,882
Dec-96          14,808         14,808         14,115        14,725         14,725         15,261
Mar-97          14,768         14,768         14,072        14,653         14,653         15,226
Jun-97          15,185         15,185         14,534        15,028         15,028         15,751
Sep-97          15,623         15,623         14,946        15,429         15,429         16,226
Dec-97          16,035         16,035         15,334        15,800         15,800         16,666
Mar-98          16,167         16,167         15,453        15,893         15,893         16,858
Jun-98          16,406         16,403         15,673        16,088         16,088         17,114
Sep-98          16,932         16,916         16,157        16,585         16,555         17,640
Dec-98          17,021         16,990         16,221        16,652         16,590         17,746
Mar-99          17,089         17,045         16,267        16,700         16,605         17,903
Jun-99          16,752         16,695         15,927        16,319         16,226         17,586
Sep-99          16,705         16,635         15,863        15,736         16,130         17,516
Dec-99          16,598         16,517         15,744        15,588         15,979         17,379
Mar-00          16,942         16,846         16,051        15,863         16,260         17,888

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN


                                                      Taxable               Taxable               Taxable      From       Taxable
                                            1 Year  Equivalent*  3 Year   Equivalent* 5 Year   Equivalent*  Inception  Equivalent*
                                            ------  -----------  ------   ----------- ------   -----------  ---------  -----------
  Institutional Class                      (0.87)%    (0.20)%    4.68%      8.28%      5.12%      9.05%       6.21%      10.98%
  Service Class                            (1.16)%    (0.27)%    4.48%      7.92%      5.01%      8.86%       6.14%      10.86%
  Investor A Class (Load Adjusted)         (5.28)%    (1.22)%    2.90%      5.13%      4.00%      7.07%       5.56%       9.83%
  Investor A Class (NAV)                   (1.33)%    (0.31)%    4.31%      7.62%      4.86%      8.59%       6.05%      10.70%
  Investor B Class (Load Adjusted)         (6.45)%    (1.49)%    2.43%      4.30%      3.92%      6.93%       5.71%      10.10%
  Investor B Class (NAV)                   (2.07)%    (0.48)%    3.53%      6.24%      4.26%      7.53%       5.71%      10.10%
  Investor C Class (Load Adjusted)         (3.07)%    (0.71)%    3.53%      6.24%      4.26%      7.53%       5.71%      10.10%
  Investor C Class (NAV)                   (2.07)%    (0.48)%    3.53%      6.24%      4.26%      7.53%       5.71%      10.10%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 43.45%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK NEW JERSEY TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96; INSTITUTIONAL SHARES, 5/4/98 AND INVESTOR C SHARES, 12/9/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOTPREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         OHIO TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $94.7 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:

   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND OHIO STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. NEW ISSUE SUPPLY IN OHIO WAS DOWN 30% VERSUS LAST YEAR, WHICH WAS ROUGHLY IN LINE WITH GENERAL MARKET SUPPLY. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
        OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

[GRAPHIC OMITTED]


            Institutional     Service       Investor A     Investor B     Investor C   Lehman Municipal
                Class          Class          Class          Class          Class        Bond Index
12/1/92        $10,000        $10,000        $ 9,600       $10,000        $10,000        $10,000
Dec-92          10,010         10,010          9,560        10,010         10,010         10,182
Mar-93          10,270         10,270          9,808        10,270         10,270         10,560
Jun-93          10,561         10,561         10,086        10,561         10,561         10,905
Sep-93          10,910         10,907         10,420        10,911         10,911         11,274
Dec-93          11,024         11,014         10,529        11,025         11,025         11,432
Mar-94          10,346         10,330          9,881        10,347         10,347         10,805
Jun-94          10,442         10,420          9,973        10,443         10,443         10,924
Sep-94          10,498         10,469         10,026        10,499         10,499         10,999
Dec-94          10,310         10,276          9,843        10,281         10,281         10,841
Mar-95          11,076         11,033         10,568        11,018         11,018         11,607
Jun-95          11,300         11,249         10,774        11,211         11,211         11,888
Sep-95          11,625         11,565         11,075        11,503         11,503         12,230
Dec-95          12,145         12,073         11,560        11,985         11,985         12,734
Mar-96          11,950         11,870         11,361        11,756         11,756         12,580
Jun-96          12,046         11,957         11,440        11,815         11,815         12,677
Sep-96          12,335         12,234         11,700        12,061         12,061         12,969
Dec-96          12,646         12,533         11,981        12,330         12,330         13,299
Mar-97          12,612         12,490         11,936        12,260         12,260         13,268
Jun-97          13,001         12,867         12,355        12,600         12,600         13,726
Sep-97          13,385         13,238         12,706        12,934         12,934         14,140
Dec-97          13,739         13,577         13,026        13,236         13,236         14,523
Mar-98          13,864         13,691         13,130        13,316         13,316         14,690
Jun-98          14,084         13,899         13,323        13,488         13,488         14,914
Sep-98          14,531         14,328         13,730        13,874         13,874         15,372
Dec-98          14,612         14,397         13,790        13,909         13,909         15,464
Mar-99          14,714         14,488         13,871        13,964         13,964         15,601
Jun-99          14,364         14,131         13,525        13,589         13,589         15,325
Sep-99          14,330         14,087         13,477        13,245         13,515         15,264
Dec-99          14,169         13,920         13,310        13,057         13,323         15,145
Mar-00          14,566         14,284         13,667        13,382         13,655         15,588


                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                     Taxable               Taxable               Taxable      From       Taxable
                                          1 Year   Equivalent*   3 Year   Equivalent*  5 Year  Equivalent*  Inception  Equivalent*
                                          ------   -----------   ------   -----------  ------  -----------  ---------  -----------
  Institutional Class                     (1.01)%    (0.21)%      4.92%      8.81%     5.64%     10.09%       5.26%       9.41%
  Service Class                           (1.41)%    (0.30)%      4.57%      8.18%     5.31%      9.50%       4.98%       8.91%
  Investor A Class (Load Adjusted)        (5.45)%    (1.15)%      3.03%      5.42%     4.32%      7.73%       4.35%       7.79%
  Investor A Class (NAV)                  (1.48)%    (0.31)%      4.43%      7.93%     5.17%      9.25%       4.94%       8.84%
  Investor B Class (Load Adjusted)        (6.57)%    (1.38)%      2.56%      4.58%     4.05%      7.25%       4.35%       7.79%
  Invest or B Class (NAV)                 (2.22)%    (0.47)%      3.65%      6.53%     4.39%      7.86%       4.35%       7.79%
  Investor C Class (Load Adjusted)        (3.18)%    (0.67)%      3.67%      6.57%     4.39%      7.86%       4.35%       7.79%
  Investor C Class (NAV)                  (2.22)%    (0.47)%      3.67%      6.57%     4.39%      7.86%       4.35%       7.79%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 44.13%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK OHIO TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR ASHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 9 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $102.4 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND DELAWARE STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN PORTFOLIO OF MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. DELAWARE SUPPLY DECLINED 92% FROM THE YEAR EARLIER, TO $11.7 MILLION, MAKING IT DIFFICULT TO FIND SECURITIES FOR THE PORTFOLIO. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE INCOME PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX AT EACH SEMI-ANNUAL PERIOD END.

[GRAPHIC OMITTED]


            Institutional     Service      Invest or A   Invest or B     Investor C   Lehman Municipal
                Class          Class          Class         Class          Class        Bond Index
12/31/89       $10,000        $10,000        $ 9,600       $10,000        $10,000        $10,000
Mar-90          10,058         10,050          9,644        10,027         10,027         10,045
Jun-90          10,249         10,233          9,816        10,186         10,186         10,279
Sep-90          10,349         10,325          9,899        10,255         10,255         10,285
Dec-90          10,661         10,629         10,186        10,532         10,532         10,729
Mar-91          10,867         10,825         10,371        10,702         10,702         10,972
Jun-91          11,021         10,971         10,506        10,821         10,821         11,205
Sep-91          11,327         11,268         10,785        11,088         11,088         11,641
Dec-91          11,634         11,564         11,064        11,354         11,354         12,032
Mar-92          11,604         11,525         11,022        11,290         11,290         12,068
Jun-92          11,952         11,861         11,340        11,593         11,593         12,526
Sep-92          12,188         12,086         11,549        11,786         11,786         12,859
Dec-92          12,302         12,190         11,644        11,860         11,860         13,093
Mar-93          12,601         12,478         11,913        12,134         12,134         13,579
Jun-93          12,860         12,724         12,143        12,345         12,345         14,023
Sep-93          13,217         13,069         12,466        12,650         12,650         14,497
Dec-93          13,322         13,162         12,550        12,711         12,711         14,700
Mar-94          12,709         12,547         11,971        12,089         12,089         13,893
Jun-94          12,907         12,733         12,143        12,241         12,241         14,047
Sep-94          12,990         12,805         12,207        12,282         12,282         14,143
Dec-94          12,881         12,689         12,089        12,142         12,142         13,940
Mar-95          13,496         13,285         12,653        12,685         12,685         14,926
Jun-95          13,813         13,587         12,935        12,944         12,944         15,286
Sep-95          14,170         13,928         13,253        13,238         13,238         15,726
Dec-95          14,564         14,305         13,606        13,564         13,564         16,374
Mar-96          14,501         14,232         13,531        13,464         13,464         16,177
Jun-96          14,561         14,279         13,570        13,478         13,478         16,301
Sep-96          14,789         14,492         13,767        13,647         13,647         16,676
Dec-96          15,086         14,771         14,027        13,879         13,879         17,101
Mar-97          15,068         14,743         13,993        13,821         13,821         17,061
Jun-97          15,430         15,087         14,312        14,110         14,110         17,649
Sep-97          15,788         15,426         14,627        14,394         14,394         18,182
Dec-97          16,061         15,682         14,863        14,599         14,599         18,675
Mar-98          16,209         15,816         14,983        14,690         14,690         18,890
Jun-98          16,466         16,055         15,205        14,881         14,881         19,177
Sep-98          17,035         16,597         15,711        15,374         15,374         19,766
Dec-98          17,142         16,689         15,791        15,422         15,422         19,885
Mar-99          17,289         16,820         15,908        15,507         15,507         20,061
Jun-99          16,905         16,433         15,538        15,116         15,116         19,706
Sep-99          16,848         16,363         15,466        15,019         15,019         19,627
Dec-99          16,739         16,243         15,347        14,875         14,875         19,474
Mar-00          17,192         16,671         15,745        15,232         15,232         20,045

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                     Taxable                Taxable              Taxable      From       Taxable
                                          1 Year   Equivalent*  5 Year    Equivalent* 10 Year  Equivalent*  Inception  Equivalent*
                                          ------   -----------  ------    ----------- -------  -----------  ---------- -----------
  Institutional Class                     (0.57)%    (0.14)%     4.94%       8.70%     5.55%      9.77%       5.52%       9.72%
  Service Class                           (0.87)%    (0.21)%     4.63%       8.15%     5.23%      9.21%       5.20%       9.15%
  Investor A Class (Load Adjusted)        (4.99)%    (1.20)%     3.61%       6.35%     4.62%      8.13%       4.71%       8.29%
  Investor A Class (NAV)                  (1.04)%    (0.25)%     4.45%       7.83%     5.05%      8.89%       5.02%       8.84%
  Investor B Class (Load Adjusted)        (6.19)%    (1.48)%     3.33%       5.86%     4.27%      7.52%       4.24%       7.46%
  Investor B Class (NAV)                  (1.78)%    (0.43)%     3.67%       6.46%     4.27%      7.52%       4.24%       7.46%
  Investor C Class (Load Adjusted)        (2.80)%    (0.67)%     3.67%       6.46%     4.27%      7.52%       4.24%       7.46%
  Investor C Class (NAV)                  (1.78)%    (0.43)%     3.67%       6.46%     4.27%      7.52%       4.24%       7.46%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 43.19%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK DELAWARE TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%, RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       KENTUCKY TAX-FREE INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/00):
   $165.1 MILLION

PERFORMANCE BENCHMARK:
   LEHMAN MUNICIPAL BOND INDEX

INVESTMENT APPROACH:
   SEEKS AS HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND KENTUCKY STATE INCOME TAX AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING PRIMARILY IN MUNICIPAL FIXED INCOME SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:

   o MUNICIPAL SECURITIES WERE THE SECOND BEST PERFORMING DOMESTIC FIXED INCOME SECTOR IN THE FIRST QUARTER OF 2000. THE LEHMAN MUNICIPAL BOND INDEX RETURNED 2.19% DURING THAT PERIOD. THIS STRONG PERFORMANCE WAS THE RESULT OF INCREASED RETAIL DEMAND FOR MUNICIPAL BONDS IN CONJUNCTION WITH A 32% REDUCTION IN NEW ISSUE SUPPLY FROM A YEAR AGO. NEW ISSUE SUPPLY IN KENTUCKY DECLINED 46% FROM LAST YEAR; SUBSTANTIALLY MORE THAN THE GENERAL MARKET DECLINE. AS STATE AND LOCAL GOVERNMENTS ARE EXPERIENCING LARGER BUDGET SURPLUSES, THEIR NEED TO BORROW FOR CAPITAL PROGRAMS CONTINUES TO DECLINE AND WE EXPECT THE SLOWER PACE OF ISSUANCE TO CONTINUE.

   o FOR MUCH OF THE SEMI-ANNUAL PERIOD, THE MANAGER OVERWEIGHTED THE 15-20 YEAR RANGE OF THE MUNICIPAL YIELD CURVE WHICH BENEFITED FROM THE YIELD CURVE FLATTENING. THOSE MATURITIES OUTPERFORMED LONGER MATURITY MUNICIPAL SECURITIES, WHICH HAS LED THE MANAGER TO BEGIN TO EXTEND THE AVERAGE MATURITY OF THE PORTFOLIO.

   o CURRENTLY, MUNICIPAL BONDS ACROSS THE ENTIRE MATURITY SPECTRUM ARE AT ATTRACTIVE LEVELS, RELATIVE TO THEIR TREASURY MARKET COUNTERPARTS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2000, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE INCOME
 PORTFOLIO AND LEHMAN MUNICIPAL BOND INDEX AT EACH SEMI-ANNUAL PERIOD YEAR END.

[GRAPHIC OMITTED]

           Institutional    Service      Investor A     Investor B    Investor C  Lehman Municipal
              Class         Class          Class          Class         Class        Bond Index
12/31/89    $10,000        $10,000        $ 9,600       $10,000        $10,000        $10,000
Mar-90       10,086         10,079          9,671        10,055         10,055         10,045
Jun-90       10,198         10,183          9,767        10,135         10,135         10,279
Sep-90       10,254         10,232          9,810        10,161         10,161         10,285
Dec-90       10,751         10,720         10,274        10,621         10,621         10,729
Mar-91       10,940         10,900         10,442        10,775         10,775         10,972
Jun-91       11,142         11,094         10,624        10,942         10,942         11,205
Sep-91       11,414         11,356         10,870        11,175         11,175         11,641
Dec-91       11,736         11,667         11,164        11,456         11,456         12,032
Mar-92       11,772         11,694         11,185        11,456         11,456         12,068
Jun-92       12,092         12,002         11,476        11,732         11,732         12,526
Sep-92       12,367         12,266         11,723        11,962         11,962         12,859
Dec-92       12,613         12,501         11,942        12,163         12,163         13,093
Mar-93       12,960         12,834         12,256        12,459         12,459         13,579
Jun-93       13,268         13,131         12,533        12,717         12,717         14,023
Sep-93       13,683         13,531         12,910        13,075         13,075         14,497
Dec-93       13,816         13,653         13,021        13,162         13,162         14,700
Mar-94       13,212         13,046         12,437        12,548         12,548         13,893
Jun-94       13,392         13,214         12,591        12,681         12,681         14,047
Sep-94       13,502         13,313         12,679        12,745         12,745         14,143
Dec-94       13,368         13,172         12,539        12,581         12,581         13,940
Mar-95       14,085         13,869         13,197        13,216         13,216         14,926
Jun-95       14,410         14,178         13,486        13,480         13,480         15,286
Sep-95       14,801         14,551         13,835        13,804         13,804         15,726
Dec-95       15,163         14,896         14,157        14,099         14,099         16,374
Mar-96       15,116         14,838         14,096        14,012         14,012         16,177
Jun-96       15,168         14,876         14,127        14,016         14,016         16,301
Sep-96       15,416         15,110         14,343        14,204         14,204         16,676
Dec-96       15,718         15,395         14,607        14,438         14,438         17,101
Mar-97       15,745         15,409         14,615        14,418         14,418         17,061
Jun-97       16,131         15,774         14,955        14,727         14,727         17,649
Sep-97       16,520         16,144         15,298        15,036         15,036         18,182
Dec-97       16,806         16,412         15,544        15,251         15,251         18,675
Mar-98       16,960         16,551         15,670        15,346         15,346         18,890
Jun-98       17,245         16,817         15,916        15,556         15,556         19,177
Sep-98       17,787         17,332         16,397        15,998         15,998         19,766
Dec-98       17,883         17,414         16,465        16,036         16,036         19,885
Mar-99       17,979         17,495         16,535        16,074         16,074         20,061
Jun-99       17,648         17,161         16,210        15,730         15,730         19,706
Sep-99       17,567         17,072         16,116        15,611         15,611         19,627
Dec-99       17,449         16,946         15,991        15,460         15,460         19,474
Mar-00       17,795         17,268         16,288        15,718         15,750         20,045

                        FOR PERIOD ENDING MARCH 31, 2000

                           AVERAGE ANNUAL TOTAL RETURN

                                                     Taxable               Taxable               Taxable      From       Taxable
                                          1 Year   Equivalent*  5 Year   Equivalent*  10 Year  Equivalent*  Inception  Equivalent*
                                          ------   -----------  ------   -----------  -------  -----------  ---------- -----------
  Institutional Class                     (1.02)%     (0.24)%    4.85%      8.54%      5.87%     10.34%       6.13%       10.80%
  Service Class                           (1.32)%     (0.32)%    4.54%      8.00%      5.56%      9.79%       5.82%       10.25%
  Investor A Class (Load Adjusted)        (5.42)%     (1.29)%    3.52%      6.20%      4.95%      8.72%       5.29%        9.32%
  Investor A Class (NAV)                  (1.49)%     (0.36)%    4.36%      7.68%      5.38%      9.48%       5.64%        9.93%
  Investor B Class (Load Adjusted)        (6.64)%     (1.59)%    3.24%      5.71%      4.59%      8.08%       4.85%        8.54%
  Investor B Class (NAV)                  (2.23)%     (0.53)%    3.59%      6.32%      4.59%      8.08%       4.85%        8.54%
  Investor C Class (Load Adjusted)        (3.05)%     (0.73)%    3.63%      6.39%      4.61%      8.12%       4.87%        8.58%
  Investor C Class (NAV)                  (2.02)%     (0.48)%    3.63%      6.39%      4.61%      8.12%       4.87%        8.58%

*TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A
 COMBINED FEDERAL AND STATE TAX RATE OF 43.22%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK KENTUCKY TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares of all the portfolios is 4.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS -- 92.6%
ALABAMA -- 1.7%
   Alabama Hsg. Fin. Auth. Sgl. Fam
     Mtg. Rev., Cltrl. Home Mtg. Bd
     Prj., Ser. 94B-1
     6.65%                                   10/01/25     $ 1,100   $  1,138,500
   Alabama Rev., Priv. Coll. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                                   09/01/16       1,000      1,021,250
   Alabama St. G.O., Ser. 90
     7.00%                                   08/01/05         340        349,850
   Courtland Ind. Dev. Rev., Champion Intl.
     Corp. Prj., Ser. 92
     7.20%                                   12/01/13       1,000      1,045,000
   Courtland Ind. Dev. Solid Waste Disp. Rev.,
     Champion Intl. Corp. Prj., Ref. Ser. 99
     6.00%                                   08/01/29       1,500      1,370,625
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                                   02/01/09         680        702,100
                                                                    ------------
                                                                       5,627,325
                                                                    ------------
ALASKA -- 1.5%
   Alaska Ind. Dev. & Expt. Auth. Revolving
     Fd. Rev., Ser. 97A
     6.00%                                   04/01/07       2,500      2,615,625
   Alaska St. Hsg. Fin. Agcy. Rev., Ser 95A
     5.88%                                   12/01/24       2,500      2,462,500
                                                                    ------------
                                                                       5,078,125
                                                                    ------------
ARIZONA -- 0.5%
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Prerefunded Ser. 95A
     6.00%                                   07/01/06         325        340,437
   Maricopa Cnty. Cmnty. Coll. Dist. Rev.,
     Unrefunded Ser. 95A
     6.00%                                   07/01/06          15         15,619
   Phoenix G.O., Ser. 92
     6.13%                                   07/01/03       1,030      1,072,487
     6.38%                                   07/01/13         200        208,250
                                                                    ------------
                                                                       1,636,793
                                                                    ------------
CALIFORNIA -- 5.5%
   California St. G.O., Ser. 90
     6.50%                                   11/01/06         340        375,275
   California St. G.O., Ser. 94
     6.20%                                   11/01/02       1,000      1,043,750
   California St. G.O., Ser. 99
     5.88%                                   10/01/20      13,815     14,091,300
   Foothill Eastern Corridor Agcy.
     Toll Rd. Rev., Ref. Ser. 99
     5.00%                                   01/15/16       2,490      2,381,062
   Los Angeles G.O., Ser. 94A
     5.80%                                   09/01/07         340        362,950
   Sacramento Mun. Util. Dist. Elec.
     Rev., Prerefunded Ser. 92C
     5.75%                                   11/15/09         430        461,712
   Sacramento Mun. Util. Dist. Elec.
     Rev., Unrefunded Ser. 92C
     5.75%                                   11/15/09          80         83,400
                                                                    ------------
                                                                      18,799,449
                                                                    ------------
COLORADO -- 1.8%
   Arapahoe Cnty. Cap. Imp.
     Tr. Fd. Hwy. Rev., Ser. 86
     7.16%+                                  08/31/04         900        718,875
   Arapahoe Cnty. Cap. Imp. Tr.
     Fd. Hwy. Rev., Ser. 86E-470
     6.90%**                                 08/31/05         750        838,125

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
COLORADO (CONTINUED)
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 91D
     7.00%                                   11/15/25      $  210       $217,350
   Denver City & Cnty. Arpt. Rev.,
     Prerefunded Ser. 92C
     6.75%                                   11/15/13          60         63,750
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 90A
     8.00%                                   11/15/25       2,745      2,840,746
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 91D
     7.00%                                   11/15/25         790        796,912
   Denver City & Cnty. Arpt. Rev.,
     Unrefunded Ser. 92C
     6.75%                                   11/15/13         440        451,550
   Jefferson Cnty. Sch. Dist. G.O., Ser. 92
     6.00%                                   12/15/12         300        312,000
                                                                    ------------
                                                                       6,239,308
                                                                    ------------
DELAWARE -- 0.1%
   Delaware Trans. Auth. Trans.
     Sys. Rev., Ser. 92
     5.63%                                   07/01/05         440        451,550
                                                                   -------------
DISTRICT OF COLUMBIA -- 0.0%
   District of Columbia G.O., Ser. 93A-1
     6.00%                                   06/01/11          50         53,312
                                                                   -------------
FLORIDA -- 5.0%
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%                                   07/01/07         400        412,500
   Florida Hsg. Fin. Corp. Rev.,
     Sunset Place Prj., Ser. 99K-1
     6.10%                                   10/01/29       1,500      1,471,875
   Florida St. Bd. of Ed. Cap. Outlay
     G.O., Ref. Ser. 00D
     5.75%                                   06/01/22       7,800      7,809,750
   Santa Rosa Bay Bldg. Auth.
     Rev., Ser. 96
     6.25%                                   07/01/28       3,000      2,812,500
   Tampa Hosp. Cap. Imp. Rev., H.
     Lee Moffitt Prj., Ser. 99A
     5.75%                                   07/01/19       5,000      4,531,250
                                                                    ------------
                                                                      17,037,875
                                                                    ------------
GEORGIA -- 1.6%
   Atlanta Arpt. Fac. Rev., Ser. 94A
     6.50%                                   01/01/10       1,000      1,107,500
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                                   07/01/12       1,000      1,112,500
   Fulton Cnty. Fac. Corp. COP's,
     Fulton Cnty. Pub. Purp. Prj., Ser. 99
     5.50%                                   11/01/28       1,000        987,500
   Georgia G.O., Ser. 92A
     6.00%                                   03/01/04         340        354,450
   Georgia Mun. Elec. Auth. Pwr.
     Rev., Ser. 92B
     6.13%                                   01/01/14         400        411,000
   Georgia Mun. Elec. Auth. Pwr.
     Rev., Ser. 93B
     5.70%                                   01/01/19       1,000      1,001,250
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                                   01/01/10         400        416,000
                                                                    ------------
                                                                       5,390,200
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)
                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
HAWAII -- 1.2%
   Hawaii Dept. of Budget & Fin. Rev.,
     Ser. 90C
     7.38%                                   12/01/20     $ 4,000   $  4,130,200
                                                                    ------------
ILLINOIS -- 6.1%
   Chicago Wtr. Rev., Ref. Ser. 97
     5.50%                                   11/01/22       9,905      9,422,131
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                                   01/01/05       2,500      2,585,625
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                                   01/01/16       2,250      2,233,125
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%+                                  10/01/09         285        147,487
   Cook Cnty. G.O., Ser. 96
     5.88%                                   11/15/22       2,000      2,117,500
   Illinois G.O., Ser. 94
     5.50%                                   08/01/06         680        698,700
   Illinois Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 94-5
     6.65%                                   09/01/14       3,000      3,146,250
   Winnebago & Boone Cnty. G.O.,
     Sch. Dist. No. 205 Prj., Ser. 92C
     5.90%                                   02/01/05         500        520,625
                                                                    ------------
                                                                      20,871,443
                                                                    ------------
INDIANA -- 1.5%
   Indianapolis Ind. Pub. Imp. Rev.,
     Prerefunded Ser. 91C
     6.70%                                   01/01/02       2,000      2,102,500
   Indianapolis Intl. Arpt. Auth. Spec.
     Fac. Rev., Federal Express Corp.
     Prj., Ser. 94
     7.10%                                   01/15/17       2,825      2,920,344
                                                                    ------------
                                                                       5,022,844
                                                                    ------------
KANSAS -- 0.2%
   Johnson Cnty. Intl. Imp. Rev.,
     Prerefunded Ser. 92A
     6.00%                                   09/01/02         165        170,981
   Johnson Cnty. Intl. Imp. Rev.,
     Unrefunded Ser. 92A
     6.00%                                   09/01/07         235        243,225
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                                   09/01/12         400        418,500
                                                                    ------------
                                                                         832,706
                                                                    ------------
LOUISIANA -- 0.8%
   Orleans Rev., Levee Dist. Pub.
     Imp. Prj., Ser. 86
     5.95%                                   11/01/15       2,730      2,828,962
                                                                   -------------
MARYLAND -- 0.0%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%                                   10/01/11         100        105,750
                                                                    ------------
MASSACHUSETTS -- 3.2%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.38%                                   03/01/20       1,000        952,500
   Massachusetts St. Hlth. & Ed. Fac. Auth.
     Rev., Newton-Wellesley Hosp. Prj.,
     Ser. 97G
     6.13%                                   07/01/15       1,000      1,037,500
   Massachusetts St. Wtr. Poll. Abatement
     Tr. Pool Prog. Rev., Ser. 99
     5.75%                                   08/01/18       6,865      6,933,650

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
   Massachusetts St. Wtr. Res. Auth. Rev.,
     Ser. 94A
     5.70%                                   08/01/08     $   680   $    711,450
   New England Ed. Ln. Mktg. Corp. Rev.,
   Stud. Ln. Redemption Prj., Ser. 93F
     5.63%                                   07/01/04       1,350      1,373,625
                                                                    ------------
                                                                      11,008,725
                                                                    ------------
MICHIGAN -- 1.4%
   Grand Rapids Charter Twp. Rev., Porter
     Hills Oblig. Grp. Prj., Ser. 99
     5.45%                                   07/01/29       3,250      2,774,687
   Huron Valley Sch. Dist. G.O., Ser. 96
     5.88%                                   05/01/16       2,000      2,105,000
                                                                    ------------
                                                                       4,879,687
                                                                    ------------
MINNESOTA -- 0.2%
   Met. Council Minneapolis Rev.,
     St. Paul Met. Area Prj., Ser. 91D
     6.60%                                   09/01/04         510        514,478
                                                                    ------------
MISSOURI -- 1.3%
   Lake of The Ozarks Cmnty. Bldg. Corp.
     Sys. Rev., Ser. 98
     5.25%                                   12/01/14       4,915      4,362,062
                                                                   -------------
NEBRASKA -- 0.4%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                                   02/01/02         340        354,025
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Unrefunded Ser. 92B
     6.15%                                   02/01/12       1,000      1,082,500
                                                                    ------------
                                                                       1,436,525
                                                                    ------------
NEVADA -- 1.9%
   Clark Cnty. Passenger Fac. Charge
     Rev., Las Vegas McCarran Intl. Arpt.
     Prj., Ref. Ser. 98
     5.50%                                   07/01/15       6,320      6,296,300
                                                                    ------------
NEW JERSEY -- 4.0%
   New Jersey Econ. Dev. Auth. Mkt.
     Transition Fac. Rev., Ser. 94A
     5.80%                                   07/01/08         495        518,513
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                                   06/15/19      10,000     10,287,500
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Arpt. Term.
     Prj., Ser. 97-6
     6.25%                                   12/01/09       2,680      2,901,100
                                                                    ------------
                                                                      13,707,113
                                                                    ------------
NEW MEXICO -- 0.5%
   Los Alamos Cnty. Util., Inc. Sys. Rev.,
     Ser. 94A
     5.80%++                                 07/01/06       1,500      1,567,500
                                                                    ------------
NEW YORK -- 5.7%
   New York City G.O., Prerefunded Ser. 95B
     6.38%                                   08/15/09         805        867,388
   New York City G.O., Prerefunded Ser. 95E
     6.50%                                   08/01/02         285        296,756
   New York City G.O., Ser. 95A
     6.00%++                                 08/01/05       1,000      1,043,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)
                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   New York City G.O., Ser. 96A
     6.00%                                   08/01/05     $ 2,000   $  2,082,500
   New York City G.O., Unrefunded
     Ser. 95B
     6.38%                                   08/15/09       3,035      3,220,894
   New York City G.O., Unrefunded
     Ser. 95E
     6.50%                                   08/01/02         715        740,025
   New York City Ind. Dev. Agcy. Rev.,
     Term. One Grp. Assoc. Prj., Ser. 94
     6.00%                                   01/01/08         360        369,000
     6.00%                                   01/01/19         500        496,875
   New York St. Dorm. Auth. Rev.,
     St. Joseph's Hosp. Prj., Ser. 97
     5.25%                                   07/01/18       3,000      2,801,250
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.38%                                   11/01/04       4,000      4,185,000
   New York St. Loc. Govt. Assistance
     Corp. Rev., Ser. 95A
     5.70%                                   04/01/08         340        358,275
   New York St. Urban Dev. Corr. Fac.
     Rev., Ser. 93
     5.63%                                   01/01/07       2,750      2,825,625
                                                                    ------------
                                                                      19,287,338
                                                                    ------------
NORTH CAROLINA -- 0.8%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                                   01/01/04       1,000      1,015,000
     5.38%                                   01/01/05       1,250      1,273,438
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                                   01/01/10         300        319,125
                                                                    ------------
                                                                       2,607,563
                                                                    ------------
OHIO -- 1.0%
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                                   03/01/07         725        714,125
   Columbus Refuse Coal Fired
     Plant 5-E-L G.O., Ser. 91
     6.63%                                   09/15/01          70         72,013
   Ohio St. Hgr. Ed. Fac. Cmnty. Rev.,
     Univ. of Dayton Prj., Ser. 97
     5.35%                                   12/01/17       2,000      1,957,500
   Ohio Wtr. Dev. Auth. Rev., Clean
     Wtr. Prj., Ser. 92
     5.65%                                   12/01/05         300        310,500
   Olentangy Loc. Sch. Dist. G.O.,
     Ser. 95A
     5.85%                                   12/01/07         340        359,550
                                                                    ------------
                                                                       3,413,688
                                                                    ------------
OKLAHOMA -- 0.3%
   Grand River Dam Auth. Rev., Ser. 93
     8.00%                                   06/01/02       1,000      1,068,750
                                                                    ------------
OREGON -- 2.0%
   Klamath Falls Elec. Sr. Lien Rev.,
     Klamath Cogen Prj., Ref. Ser. 99
     6.00%                                   01/01/25       7,500      6,543,750
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                                   10/01/12         300        314,250
                                                                    ------------
                                                                       6,858,000
                                                                    ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA 14.1%
   Beaver Cnty. G.O., Ser. 96A
     5.75%                                   10/01/15     $ 1,000   $  1,045,000
   Beaver Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., St. Joe Minerals Corp.
     Prj., Ser. 77
     6.00%                                   05/01/07       2,425      2,426,867
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt
     Regency Prj., Ser. 98
     6.20%                                   01/01/19       5,000      4,612,500
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                                   12/15/20       2,400      2,421,000
   Delaware River Port Auth.
     Pennsylvania & New Jersey
     Rev., Port Dist. Prj., Ser. 99B
     5.70%                                   01/01/22       6,600      6,608,250
   Delaware Valley Regl. Fin. Auth.
     Loc. Govt. Rev., Ser. 98A
     5.50%                                   08/01/28       3,000      2,853,750
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                                   11/01/23       4,000      3,925,000
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                                   09/01/09       4,250      4,584,688
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of Philadelphia
     Fdg. Prj., Ser. 96
     5.50%                                   06/15/20       6,000      5,820,000
   Pennsylvania St. Hgr. Ed. Fac. Auth. Hlth.
     Svcs. Rev., Univ. of Pennsylvania Hlth.
     Svcs. Prj., Ser. 96A
     5.88%                                   01/01/15       2,750      2,481,875
     5.75%                                   01/01/17       3,535      3,132,894
   Philadelphia Ind. Dev. Auth. Arpt. Fac. Rev.,
     Aero Philadelphia LLC Prj., Ser. 99
     5.25%                                   01/01/09       1,190      1,112,650
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                                   07/01/17       1,935      1,804,388
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                                   07/15/08       1,000      1,057,500
   Philadelphia Sch. Dist. Unltd.
     Tax G.O., Ser. 99C
     5.75%                                   03/01/29       4,000      3,970,000
                                                                    ------------
                                                                      47,856,362
                                                                    ------------
PUERTO RICO -- 0.3%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                                   07/01/06       1,000      1,108,750
                                                                    ------------
RHODE ISLAND -- 0.9%
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig. Rev.,
     Prerefunded Ser. 93
     5.63%                                   08/01/09         190        196,413
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Oblig.
     Rev., Unrefunded Ser. 93
     5.63%                                   08/01/09         810        828,225

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)
                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
RHODE ISLAND (CONTINUED)
   Rhode Island St. Hlth. & Ed. Bldg. Corp.
     Rev., Hosp. Fin. Lifespan Oblig. Grp.
     Prj., Ser. 96
     5.50%                                   05/15/16     $ 2,000   $  1,952,500
                                                                    ------------
                                                                       2,977,138
                                                                    ------------
SOUTH CAROLINA -- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec. Rev.,
     Ser. 85B
     6.25%                                   01/01/18         500        508,125
   South Carolina Pub. Svcs. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                                   07/01/14         100        105,750
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 92
     6.20%                                   06/01/09          15         15,619
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                                   06/01/09         285        294,619
                                                                    ------------
                                                                         924,113
                                                                    ------------
SOUTH DAKOTA -- 0.2%
   South Dakota St. Lease Rev., Trans.
     Cert. Prj., Ser. 93A
     6.38%                                   09/01/05         500        533,750
                                                                    ------------
TENNESSEE -- 1.1%
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94
     6.50%**                                 09/01/24       1,800      1,845,000
   Memphis-Shelby Cnty. Arpt. Auth.
     AMT Rev., Ser. 99D
     6.00%                                   03/01/24       1,900      1,916,625
                                                                    ------------
                                                                       3,761,625
                                                                    ------------
TEXAS -- 17.0%
   Dallas Cnty. Util. & Cap. Apprec. Rev.,
     Ref. Ser. 99A
     6.19%+                                  02/15/21      17,225      4,823,000
     6.21%+                                  02/15/22      18,405      4,808,306
   Dallas Ind. Dev. Corp. Rev., CR/PL, Inc.
     Prj., Ser. 87
     7.50%                                   08/01/17       2,300      2,403,500
   Dallas-Fort Worth Intl. Arpt. Fac. Imp.
     Corp. Rev., Ser. 99
     6.38%                                   05/01/35       5,000      4,768,750
   Guadalupe-Blanco River Auth.
     Swr. & Solid Waste Disp. Fac.
     Rev., E.I. du Pont de Nemours & Co.
     Prj., Ser. 99
     5.50%                                   05/01/29       6,000      5,422,500
   Houston Arpt. Sys. Spec. Fac. Rev.,
     Ser. 97A
     5.38%                                   07/15/08       1,000      1,005,000
   Matagorda Cnty. Nav. Dist. No. 1 Rev.,
     Reliant Energy Prj., Ser. 99B
     5.95%                                   05/01/30      15,000     13,387,500
   Sabine River Auth. Poll. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                                   10/01/20       2,500      2,583,575
   San Antonio Arpt. Rev., Ser. 91
     7.13%                                   07/01/07       4,645      5,047,325
   Spring Branch Sch. Dist. G.O., Ser. 95
     5.95%                                   02/01/12       2,245      2,315,156

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Texas Wtr. Dev. Rev., St. Revolving
     Fd. Prj., Ser. 92
     6.20%                                   07/15/05     $   680   $    713,150
   Travis Cnty. Hlth. Fac. Dev. Corp. Rev.,
     Ascension Hlth. Credit Prj., Ser. 99A
     5.88%                                   11/15/24      10,000      9,925,000
   Univ. of Texas Rev., Prerefunded
     Ser. 91A
     7.00%                                   08/15/07         160        168,200
   Univ. of Texas Rev., Unrefunded
     Ser. 91A
     7.00%                                   08/15/07         340        355,725
                                                                    ------------
                                                                      57,726,687
                                                                    ------------
UTAH -- 0.1%
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                                   06/15/03         340        351,900
   Salt Lake City Hosp. Rev., Ser. 88A
     8.13%                                   05/15/15         100        121,625
                                                                    ------------
                                                                         473,525
                                                                    ------------
VERMONT -- 0.3%
   Vermont St. G.O., Ser. 94A
     6.00%                                   01/15/03       1,000      1,032,500
                                                                    ------------
VIRGIN ISLANDS -- 1.0%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Gross Receipts Tax Ln. Notes,
     Ser. 99A
     6.13%                                   10/01/29       3,500      3,526,250
                                                                    ------------
VIRGINIA -- 1.3%
   Hampton G.O., Ser. 95
     6.00%                                   01/15/08         400        425,500
   Pocahontas Pkwy. Toll Rd. Rev., Ser. 98B
     5.85%+                                  08/15/23      15,300      2,964,375
   Virginia Hsg. Dev. Auth. Rev.,
     Multi-Family Prj., Ser. 95C
     6.70%                                   11/01/15       1,000      1,053,750
                                                                    ------------
                                                                       4,443,625
                                                                    ------------
WASHINGTON -- 5.1%
   Washington St. G.O., Ser. 00B
     6.00%                                   01/01/25      14,000     14,157,500
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                                   07/01/06       3,000      3,142,500
                                                                    ------------
                                                                      17,300,000
                                                                    ------------
WISCONSIN -- 0.7%
   Milwaukee Met. Swr. Dist. G.O., Ser. 92A
     6.13%                                   10/01/03         250        260,313
   Wisconsin St. Trans. Rev., Prerefunded
     Ser. 92A
     5.50%                                   07/01/02         495        501,806
   Wisconsin St. Trans. Rev., Unrefunded
     Ser. 92A
     5.50%                                   07/01/05       1,505      1,525,694
                                                                    ------------
                                                                       2,287,813
                                                                    ------------
TOTAL MUNICIPAL BONDS
   (Cost $317,754,468)                                               315,065,709
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2000 (UNAUDITED)                           SHARES        VALUE
                                                          -------  ------------
CUMULATIVE PREFERRED STOCK -- 3.5%
  Charter Mac Equity Issue Tr. 144A
    6.63%                                                  80,000  $  7,824,960
  MuniMae TE Bond Subs., LLC 144A
    6.88%                                                  40,000     3,971,160
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $12,000,000)                                                11,796,120
                                                                   ------------
SHORT TERM INVESTMENTS -- 2.8%
  Smith Barney Tax-Free Money Market Fund
  (Cost $9,684,907)                                     9,684,907     9,684,907
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $339,439,375*)                                      98.9%   336,546,736

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                                1.1%     3,770,241
                                                           ------  ------------
NET ASSETS
(Applicable to 30,042,560
Institutional shares, 515,767
Service shares, 563,174
Investor A shares, 256,099
Investor B shares and 155,728
Investor C shares outstanding)                             100.0%  $340,316,977
                                                           ======  ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($335,872,997 / 31,121,501)                                            $10.79
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.79
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.79 / 0.960)                                                       $11.24
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,763,731 / 256,099)                                                 $10.79
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,680,249 / 155,728)                                                 $10.79
                                                                         ======


--------------
*   Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
         Gross unrealized appreciation                              $ 6,077,893
         Gross unrealized depreciation                               (8,970,532)
                                                                    -----------
                                                                    $(2,892,639)
                                                                    ===========

**  Rates shown are the rates as of March 31, 2000.

+   The rate shown is the effective yield on the zero coupon bonds.

++ Principal amount of securities pledged as collateral of $1,500,000 on 75 short U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $7,326,563, thereby resulting in an unrealized loss of $107,813.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS -- 97.9%
PENNSYLVANIA -- 95.5%
   Allegheny Cnty. G.O., Ser. 90C
     7.00%                                   12/01/00     $ 1,000   $  1,018,820
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Mercy Hosp. of Pittsburgh Prj.,
     Ser. 91
     6.75%                                   04/01/01       1,000      1,041,650
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Ser. 95A
     6.00%                                   09/01/10       5,000      4,981,250
     6.20%                                   09/15/15       1,000        997,500
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                                   12/01/17      10,000      9,550,000
   Allegheny Cnty. Inst. Dist. Rev., Ser. 90
     7.30%                                   04/01/09       2,000      2,025,100
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Sgl. Fam. Mtg. Prj., Ser. 94Y
     6.25%                                   05/01/17         265        271,625
   Allegheny Cnty. Sanit. Auth. Rev., Ser. 97
     5.38%                                   12/01/24      22,500     21,178,125
   Allentown Pkg. Auth. Pkg. Gtd. Rev.,
     Ser. 91
     6.63%                                   11/15/01         750        773,437
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                                   12/01/01         650        670,312
   Armstrong Cnty. Hosp. Auth. Rev.,
     St. Francis Med. Ctr. Prj., Ser. 92A
     6.10%                                   06/01/02       1,000      1,027,500
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                                   08/15/02       1,000      1,042,500
   Bangor Area Sch. Dist. G.O., Ser. 94
     6.30%                                   03/01/04       1,655      1,688,100
   Beaver Cnty. Hosp. Auth. Rev., Med.
     Ctr. Beaver Pennsylvania, Inc. Prj.,
     Ser. 92A
     6.60%                                   07/01/04       2,000      2,117,500
     6.25%                                   07/01/11       1,000      1,051,250
   Beaver Cnty. Hosp. Auth. Rev., Ser. 96A
     5.80%                                   10/01/06       5,830      6,106,925
   Bensalem Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 93A
     6.50%                                   12/01/14       1,000      1,031,250
   Berks Cnty. G.O., Ser. 92
     6.30%                                   11/10/20       2,000      2,075,000
   Berks Cnty. Mun. Auth. Coll. Rev.,
     Ser. 90
     7.30%                                   12/01/00       1,000      1,020,740
   Berks Cnty. Unltd. Tax  G.O., Ser. 98
     5.38%                                   11/15/28       6,685      6,242,119
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%                                   11/15/01         750        769,687
     6.35%++                                 11/15/01       1,000      1,027,500
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                                   11/15/02         500        516,875
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                                   10/01/05       1,465      1,529,094
   Bristol Twp. Swr. Auth. Rev., Ser. 84
     10.00%                                  04/01/02         645        678,056
   Bucks Cnty. Cmnty. Coll. Bldg. Auth.
     Coll. Rev., Ser. 92
     6.20%                                   06/15/02       1,000      1,030,000

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.88%                                   05/01/05     $ 1,575   $  1,639,969
   Butler Area Sch. Dist. G.O., Ser. 98B
     5.38%                                   10/01/18       2,000      1,930,000
   Cambria & Blair Cntys. Rev., Bldg.
     Auth. Prj., Ser. 77
     6.38%                                   02/01/07       1,380      1,452,450
   Cambria Cnty. Unltd. Tax G.O., Ser. 91
     8.25%                                   06/01/00         130        130,359
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                                   12/01/02       1,000      1,007,380
   Central Bucks Sch. Dist. G.O., Ser. 91
     6.75%                                   02/01/05       1,000      1,016,010
     6.90%                                   02/01/08         750        763,087
   Central Bucks Sch. Dist. G.O., Ser. 94A
     6.45%                                   11/15/04       1,000      1,063,750
   Central Bucks Sch. Dist. Unltd. Tax
     G.O., Ser. 94A
     6.70%                                   11/15/09         500        536,875
   Central Dauphin Sch. Dist. G.O., Ser. 91
     6.00%                                   06/01/01       1,500      1,524,375
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.60%                                   08/01/01       1,000      1,023,750
     7.00%                                   08/01/01         750        774,375
     6.70%                                   12/15/04         385        394,625
   Coatesville Sch. Dist. G.O., Ser. 91
     7.13%                                   11/01/00         150        152,577
     7.25%                                   11/01/00         750        763,410
     6.70%                                   03/01/01       1,000      1,022,880
   Conestoga Vy. Sch. Dist. G.O.,
     Ser. 91B
     7.00%                                   05/01/01         750        770,167
     7.10%                                   05/01/01         750        770,947
   Council Rock Sch. Dist. G.O., Ser. 91
     6.60%                                   03/01/02       1,000      1,016,680
   Council Rock Sch. Dist. Rev., Ser. 78
     6.63%                                   09/01/01       1,325      1,361,437
   Crawford Central Sch. Dist. G.O., Ser. 95
     7.00%                                   02/15/05       1,765      1,919,437
   Crawford Central Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     5.75%                                   02/15/11       1,585      1,642,456
   Cumberland Cnty. Mun. Auth. Coll. Rev.,
     Messiah Coll. Prj., Ser 95
     5.13%                                   10/01/15       2,000      1,917,500
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western Pennsylvania Hosp.
     Prj., Ser. 92
     6.25%                                   07/01/16       1,000      1,028,750
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Intl. Arpt. Prj., Ser. 91
     7.13%                                   06/01/01         750        771,562
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt Regency Prj.,
     Ser. 98
     6.20%                                   01/01/19      11,975     11,046,937
   Dauphin Cnty. Gen. Auth. Rev., Sch. Dist.
     Pooled Fin. Prj., Ser. 86
     5.50%                                   06/01/07         550        558,250
     6.85%                                   06/01/09       2,300      2,389,125
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     6.80%**                                 06/01/00       1,305      1,355,569
     6.71%**                                 06/01/05       1,325      1,374,687

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
     6.80%**                                 06/01/07     $ 1,000   $  1,088,750
     5.60%**                                 06/02/08         525        534,844
     5.70%**                                 06/01/09         660        671,550
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86 A-F
     6.20%                                   01/01/29       5,100      4,596,375
   Dauphin Cnty. Pinnacle Gen. Auth. Hlth.
     Sys. Rev., Ser. 97
     5.50%                                   05/15/17       3,500      3,403,750
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                                   01/15/14       1,000      1,083,750
     6.45%                                   01/15/19       1,300      1,408,875
   Delaware Cnty. Auth. Coll. Rev., Haverford
     Coll. Prj., Ser. 90
     7.25%                                   11/15/00       1,000      1,038,580
     7.00%                                   11/15/02         600        622,254
   Delaware Cnty. Auth. Hosp. Rev., Ser. 95
     5.50%                                   08/15/15       6,480      6,374,700
   Delaware Cnty. Auth. Rev., Haverford
     Coll. Prj., Ser. 00
     5.75%                                   11/15/25       6,795      6,735,544
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                                   12/15/20       3,735      3,767,681
   Delaware Cnty. G.O., Ser. 99
     5.13%                                   10/01/15       6,000      5,722,500
     5.13%                                   10/01/17       2,805      2,629,687
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Co.. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                                   06/01/10       1,000      1,052,500
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Ser. 99
     6.00%                                   06/01/29       3,400      3,408,500
   Delaware Cnty. Mem. Hosp. Auth. Rev.,
     Ser. 95
     5.50%                                   08/15/19       3,000      2,880,000
   Delaware Cnty. Rev., Prerefunded Ser. 95
     5.50%                                   10/01/15       1,075      1,103,219
   Delaware River Port Auth.
     Pennsylvania & New Jersey
     Rev., Port Dist. Prj., Ser. 99B
     5.70%                                   01/01/22       3,000      3,003,750
   Delaware River Port Auth.
     Pennsylvania & New Jersey
     Rev., Ser. 95
     5.40%                                   01/01/11       2,050      2,080,750
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 99
     5.75%                                   01/01/16       8,000      8,140,000
     5.75%                                   01/01/22      10,000     10,025,000
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 96A
     5.90%                                   04/15/16       2,540      2,581,275
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. Rev.,  Ser. 97B
     5.60%                                   07/01/17       2,000      1,992,500
   Delaware Vy. Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                                   08/01/28      17,750     16,884,687


                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Derry Area Sch. Dist. G.O., Ser. 92A
     6.60%                                   09/01/10     $   750   $    780,000
   Dover Area Sch. Dist. G.O., Ser. 96
     5.75%                                   04/01/12       2,445      2,496,956
   Downingtown G.O., Ser. 91
     6.70%                                   01/15/02         750        775,312
   East Whiteland-Tredyffrin Joint Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                                   01/01/16         775        789,531
   Ephrata Sch. Dist. G.O., Ser. 91A
     6.80%                                   04/15/01         750        767,880
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.35%                                   11/01/00       2,500      2,532,100
     6.45%                                   11/01/01       1,000      1,028,750
     6.25%                                   11/01/11       3,225      3,305,625
   Erie Swr. Auth. Rev., Ser. 97
     5.63%                                   06/01/17       2,800      2,908,500
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                                   02/15/05       1,000      1,047,500
   Falls Twp. G.O., Ser. 90
     6.90%                                   12/15/00       1,000      1,017,170
   Forest Hills G.O., Ser. 92
     6.45%                                   05/01/09         750        773,437
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                                   02/15/02       2,000      2,055,000
   Governor Mifflin Sch. Dist.
     G.O., Ser. 92
     6.30%                                   02/01/02       1,000      1,027,500
   Greater Johnstown Wtr. Auth. Rev.,
     Ser. 92
     6.10%                                   01/01/04         685        702,981
   Greene Cnty. Gen. Fac. Auth. Rev.,
     Ser. 91A
     7.00%                                   07/01/01       3,325      3,482,937
   Greensburg Salem Sch. Dist. G.O.,
     Ser. 92
     6.45%++                                 09/15/18       1,000      1,032,500
   Hampton Twp. Sch. Dist. G.O., Ser. 91A
     6.95%                                   02/15/01       1,000      1,022,950
   Harrisburg  Auth. Wtr. Rev., Ser. 91
     7.00%                                   07/15/01       1,000      1,030,000
   Harrisburg  Auth. Wtr. Rev., Ser. 92
     6.55%                                   08/15/02       1,600      1,666,000
   Harrisburg Pkg. Auth. Rev., Ser. 86B
     7.40%                                   11/15/00         500        509,980
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                                   04/01/07       1,000      1,018,330
     6.70%                                   04/01/08       1,000      1,018,520
   Hempfield Sch. Dist. Rev., Ser. 91
     6.00%                                   09/15/01         650        654,264
   Hempfield Twp. Mun. Auth. Gtd. Swr.
     Rev., Westmoreland Cnty. Prj., Ser. 91
     6.50%                                   09/01/02       1,000      1,040,000
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., New York St. Elec. & Gas Corp.
     Prj., Ser. 95A
     6.00%                                   06/01/06       1,000      1,055,000
   Jeannette Sch. Dist. G.O., Ser. 91
     6.65%                                   06/15/11         750        768,750
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                                   06/01/06       1,515      1,575,600

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Ctr. Masonic Homes Prj., Ser. 94
     5.30%                                   11/15/08     $   500   $    490,000
   Lancaster Swr. Auth. Sply. Spec. Oblig.
     Rev., Ser. 98
     5.25%                                   04/01/21       8,480      7,822,800
   Langhorne Hgr. Ed. & Hlth. Auth. Rev.,
     Ser. 92
     6.30%                                   11/15/03         740        767,750
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Ser. 92
     6.15%                                   11/15/02         510        529,125
     6.50%                                   11/15/14       1,500      1,556,250
   Langhorne Manor Boro Hgr. Ed. & Hlth.
     Auth. Rev., Ser. 94
     6.90%                                   11/15/14       1,000      1,083,750
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                                   11/15/04         355        350,119
     5.65%                                   11/15/05         760        746,700
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     5.70%                                   11/01/09       3,000      3,007,500
     6.00%                                   11/01/18       2,000      1,997,500
     6.00%                                   11/01/23       3,000      2,943,750
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                                   07/01/08       1,500      1,539,210
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90B
     7.00%                                   07/01/00       1,200      1,231,932
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     St. Lukes Hosp. Bethlehem Prj.,
     Ser. 93
     6.00%                                   11/15/02       1,750      1,802,500
   Lehigh Cnty. Unltd. Tax  G.O., Ser. 91
     6.90%                                   08/01/00         500        514,325
   Ligonier Vy. Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     5.65%                                   03/01/14       2,000      2,055,000
   Lower Providence Twp. Swr. Auth. Rev.,
     Ser. 92
     6.63%                                   05/01/02       1,000      1,037,500
   Luzerne Cnty. Flood Prot. Auth. Gtd.
     Rev., Ser. 96
     5.60%                                   07/15/21       4,720      4,885,200
   Lycoming Cnty. Auth. Coll. Rev.,
     Pennsylvania Coll. Tech. Prj., Ser. 90
     6.80%                                   11/01/00       1,000      1,014,790
   Lycoming Cnty. Auth. Hosp. Rev., Divine
     Providence Hosp. Prj., Ser. 95
     5.38%                                   11/15/10       6,480      6,504,300
   Lycoming Cnty. G.O., Ser. 91A
     6.85%                                   08/15/01       1,000      1,030,000
   Manheim Central Sch. Dist. G.O.,
     Ser. 91
     6.70%                                   03/01/04       1,000      1,017,200
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                                   10/01/06       1,750      1,828,750
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                                   01/01/17         500        520,625
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                                   10/01/06         475        514,187

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Middletown Twp. Swr. Auth. Rev.,
     Ser. 68
     5.63%                                   05/01/01     $    10   $     10,028
   Montgomery Cnty. Hgr. Ed. &
     Hlth. Auth. Coll. Rev., Cnty.
     Cmnty. Coll. Prj., Ser. 90
     7.00%                                   11/01/00         500        508,095
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Kidder Mld-Abington
     Mem. Hosp. Prj., Ser. 91A
     6.66%**                                 07/05/11       2,400      2,481,000
   Montgomery Cnty. Hgr. Ed. & Hlth.
     Auth. Hosp. Rev., Sacred Heart Hosp.
     Norristown Prj., Ser. 87A
     6.80%                                   02/01/13         750        752,385
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Beaver Coll. Prj., Ser. 96
     5.75%                                   04/01/12       1,690      1,738,587
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Holy Redeemer Hosp. Prj.,
     Ser. 97A
     5.25%                                   10/01/27       9,000      8,111,250
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., Pottstown Hlth. Care Corp. Prj.,
     Ser. 98
     5.00%                                   01/01/16       6,235      5,697,231
   Montgomery Cnty. Hgr. Ed. & Hlth. Auth.
     Rev., St. Josephs Univ. Prj., Ser. 92
     6.50%                                   12/15/12         750        794,062
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hosp. Prj., Ser. 76
     7.75%                                   05/01/02          40         41,100
   Montgomery Cnty. Ind. Dev. Auth. Rev.,
     Poll. Ctrl. Prj., Ser. 91B
     6.70%                                   12/01/21       1,000      1,048,750
   New Garden Twp. Swr. Auth. Rev.,
     Ser. 91
     7.00%                                   03/01/15         420        429,492
   Norristown G.O., Ser. 90
     6.90%                                   11/15/00       1,000      1,016,970
     7.05%                                   11/15/00       1,250      1,272,337
   North Allegheny Sch. Dist. G.O., Ser. 90
     7.60%                                   05/01/00         750        751,905
     7.20%                                   05/01/03         750        751,687
   North Huntingdon Twp. G.O., Ser. 91
     6.65%                                   04/01/04       1,635      1,664,970
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Lehigh Univ. Prj., Ser. 91
     7.00%                                   10/15/11       4,000      4,220,000
   Northampton Cnty. Hgr. Ed. Auth. Rev.,
     Moravian Coll. Prj., Ser. 94
     6.10%                                   07/01/12       1,950      1,993,875
   Northampton Cnty. Hosp. Auth. Rev.,
     Easton Hosp. Prj., Ser. 88
     7.70%                                   01/01/04         825        843,092
   Northeast Sch. Dist. G.O., Ser. 91
     7.00%                                   01/15/10         890        908,797
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                                   09/01/23       2,000      1,817,500
   Northeastern Hosp. & Ed. Auth. Rev.,
     Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                                   08/15/16       3,245      3,086,806
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wilkes Univ. Prj., Ser. 93
     5.40%                                   10/01/03         845        843,944

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northeastern Hosp. & Ed. Auth. Rev.,
     Wyoming Vy. Hlth. Care Prj., Ser. 94A
     6.50%                                   01/01/07     $ 1,000   $  1,072,500
   Northeastern Hosp. Auth. Rev., Nesbitt
     Mem. Hosp. Prj., Ser. 90A
     7.50%                                   07/01/00       1,250      1,284,575
   Northgate Sch. Auth. Bldg. Rev., Ser. 78
     6.38%                                   02/15/07         825        891,000
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 91
     6.25%                                   10/15/01       4,000      4,100,000
     6.60%                                   10/15/01       1,250      1,287,500
     7.75%                                   10/15/01       2,110      2,207,587
   Northumberland Cnty. Auth. Gtd. Lease
     Rev., Ser. 92
     6.70%                                   08/15/02       1,000      1,045,000
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                                   09/01/14       2,910      2,953,650
   Penn Hills G.O., Ser. 93
     5.88%                                   12/01/02       2,000      2,057,500
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     6.65%                                   08/15/09         685        732,950
   Pennsylvania Con. Ctr. Auth. Rev.,
     Ser. 94A
     6.60%                                   09/01/09      12,465     13,446,619
   Pennsylvania Econ. Dev. Fin. Auth. Sch.
     Rev., Baldwin Sch. Prj., Ser. 94A
     6.35%                                   04/01/04         475        487,469
   Pennsylvania Econ. Fin. Solid Waste
     Disp. Rev., Ser. 99
     6.00%                                   06/01/31      22,575     21,022,969
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                                   11/01/09      22,805     24,287,325
   Pennsylvania G.O., Ser. 94
     5.50%                                   06/15/08       1,000      1,028,750
   Pennsylvania Hgr. Ed. Assistance Agcy.
     Stud. Ln. Rev., Ser. 84A
     7.44%                                   03/01/20       8,250      8,863,882
     7.85%**                                 03/01/22       5,000      5,362,500
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Duquesne Univ. Prj., Ser. 91C
     6.75%++                                 04/01/20       1,000      1,022,490
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. of Textiles
     & Science Prj., Ser. 93
     5.15%                                   02/01/04       1,230      1,243,837
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Philadelphia Coll. Osteopathic Prj.,
     Ser. 93
     5.35%                                   12/01/10       3,735      3,767,681
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Ser. 90
     5.38%                                   01/01/15       5,200      5,122,000
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 90
     7.30%                                   11/01/00       1,500      1,556,115
   Pennsylvania Hgr. Ed. Fac. Auth. Rev.,
     Univ. of Pennsylvania Prj., Ser. 98
     5.75%                                   01/01/22      15,165     12,738,600

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Hsg. Fin. Agcy. AMT Sgl.
     Fam. Mtg. Rev., Ser. 96A
     6.05%                                   10/01/16     $ 2,500   $  2,528,125
   Pennsylvania Hsg. Fin. Agcy. Multi-family
     FHA Ins. Rev., Ref. Ser. 92
     8.10%                                   07/01/13       2,000      2,105,000
   Pennsylvania Hsg. Fin. Agcy. Res. Rev.,
     Sect. 8 Prj., Ref. Ser. 91A
     7.60%                                   07/01/13       1,000      1,037,500
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                                   07/01/12       1,500      1,556,250
     6.50%                                   07/01/23       4,850      5,025,812
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 98
     5.50%+                                  04/01/30       9,000      1,349,466
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 99
     5.85%                                   10/01/18       1,000        987,500
   Pennsylvania Hsg. Fin. Agcy. Rev., Sgl.
     Fam. Mtg. Prj., Ser. 91
     6.95%                                   10/01/05         250        257,862
   Pennsylvania Hsg. Fin. Agcy. Rev., Sgl.
     Fam. Mtg. Prj., Ser. 94A
     6.60%                                   04/01/17       1,000      1,035,000
   Pennsylvania Hsg. Fin. Agcy. Rev., Sgl.
     Fam. Mtg. Prj., Ser. 94B
     6.88%                                   10/01/24       1,500      1,554,375
   Pennsylvania Ind. Dev. Auth. Rev.,
     Pennvest Prj., Ser. 90
     6.00%                                   09/01/00         775        780,805
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 90B
     6.80%                                   09/01/10       3,985      4,239,044
   Pennsylvania Infra. Investment Auth.
     Rev., Pennvest Ln. Pool, Ser. 94
     6.00%                                   09/01/06       1,930      2,038,562
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 92
     6.80%                                   06/15/02       5,505      5,745,844
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 93
     5.88%                                   06/15/23       5,000      5,162,500
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 94
     7.00%                                   06/15/04         500        540,000
   Pennsylvania Intergovernmental Coop.
     Auth. Spec. Tax Rev., City of
     Philadelphia Fdg. Prj., Ser. 96
     5.60%                                   06/15/12       1,000      1,015,000
     5.50%                                   06/15/16       5,000      4,956,250
   Pennsylvania St. Fin. Auth. Cmnty. Coll.
     Rev., Beaver Cnty Coll. Prj., Ser. 94A
     5.88%                                   12/01/07         825        860,063
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Bryn Mawr Coll.
     Prj., Ser. 95
     6.00%                                   12/01/15       1,200      1,239,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Drexel Univ. Prj.,
     Ser. 90
     7.00%                                   05/01/00          50         50,106


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Philadelphia Coll.
     of Textiles & Science Prj., Ser. 93
     5.35%                                   02/01/06     $ 1,050   $  1,071,000
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 91
     7.00%                                   10/01/01       1,385      1,433,475
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 91E
     6.90%                                   06/15/01       1,000      1,027,500
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 93
     7.50%                                   06/15/01       1,670      1,726,363
     5.25%                                   02/01/05       1,000      1,013,750
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev, Ser. 97G
     5.13%                                   06/15/24      10,355     9,306,556
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Ser. 00
     5.88%                                   12/15/25      13,400     13,500,500
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Thomas Jefferson
     Univ. Prj., Ser. 90
     7.55%                                   11/01/00         750        779,108
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Coll. & Univ. Rev., Trustees Univ.
     Prj., Ser. 98
     5.50%                                   07/15/38      19,000     17,883,750
   Pennsylvania St. Hgr. Ed. Fac. Auth.
     Hlth. Svcs. Rev., Univ. of Pennsylvania
     Hlth. Svcs. Prj., Ser. 96A
     5.75%                                   01/01/17      17,250     15,286,260
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Econ. Dev. Prj., Ser. 94
     7.00%                                   01/01/06       1,000      1,095,000
     6.00%                                   01/01/12       4,000      4,145,000
   Pennsylvania St. Infra. Investment Auth.
     Rev., Ser. 90
     6.45%                                   09/01/04       1,600      1,688,000
   Pennsylvania St. Pub. Sch. Bldg. Auth.
     Rev., Mid Vy. Sch. Dist. Prj.,
     Ser. 92D
     6.25%                                   01/01/07         500        525,625
   Pennsylvania St. Third G.O., Ser. 91A
     6.50%                                   11/15/01       3,250      3,392,188
     6.50%                                   11/15/11       1,500      1,565,625
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86G
     7.00%                                   06/01/00         500        519,150
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 86J
     7.20%                                   06/01/00       2,275      2,411,500
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 91L
     6.50%                                   06/01/04       1,445      1,500,994
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 92P
     5.80%                                   12/01/06       1,500      1,545,000
     6.00%                                   12/01/09         500        521,875
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 94A
     5.88%                                   12/01/08         500        529,375
   Pennsylvania St. Tpke. Comm. Rev.,
     Ser. 98A
     4.75%                                   12/01/27       6,000      5,100,000


                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania St. Univ. Rev., Ser. 91
     6.75%                                   07/01/01     $ 1,000   $  1,045,000
     7.00%                                   07/01/01       1,950      2,042,625
   Pennsylvania St. Univ. Rev., Ser. 94
     5.00%                                   05/01/03       1,000      1,006,250
   Pennsylvania Trafford Dist. G.O., Ser. 94
     5.85%                                   05/01/04       1,000      1,036,250
   Pennsylvania Unltd. Tax G.O., Ser. 94A
     6.50%                                   11/01/05         250        260,938
   Philadelphia Arpt. Rev., Ser. 97A
     6.00%                                   06/15/06       6,030      6,361,650
     5.25%                                   06/15/15       5,770      5,604,113
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                                   07/01/04       5,000      5,125,000
   Philadelphia Gas Works Rev., Ser. 94
     5.25%                                   08/01/24       2,900      2,671,625
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Children's Hosp. of
     Philadelphia Prj., Ser. 93
     5.00%                                   02/15/21       2,250      1,996,875
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Children's Seashore
     House Prj., Ser. 92A
     7.00%                                   08/15/03       1,000      1,038,750
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Children's Seashore House
     Prj., Ser. 92B
     7.00%                                   08/15/12       1,575      1,634,063
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Frankford Hosp. Prj.,
     Ser. 93A
     6.00%                                   06/01/14         500        524,375
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Frankford Hosp. Prj.,
     Ser. 95
     5.50%                                   01/01/07       1,235      1,265,875
     5.60%                                   01/01/08       1,245      1,282,350
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Magee Rehab. Hosp. Prj.,
     Ser. 91
     7.00%                                   12/01/05       1,000      1,035,000
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Nazareth Hosp. Franciscan
     Prj., Ser. 96B
     5.00%                                   07/01/10       4,590      4,480,988
   Philadelphia Hosp. & Hgr. Ed. Fac. Auth.
     Hosp. Rev., Presbyterian Med. Ctr.
     Prj., Ser. 93
     5.60%                                   12/01/00         595        600,873
     6.10%                                   12/01/03       1,000      1,043,750
   Philadelphia Ind. Dev. Auth. Rev.,
     City of Philadelphia Prj., Ser. 96A
     5.40%                                   02/15/17       2,500      2,437,500
   Philadelphia Ind. Dev. Auth. Rev.,
     Girard Estate Coal Mining Prj.,
     Ser. 96
     5.38%                                   11/15/12       3,945      3,954,863
     5.50%                                   11/15/16       1,650      1,652,063
   Philadelphia Ind. Dev. Auth. Rev., Inst.
     Cancer Research Prj., Ser. 90B
     7.25%                                   07/01/03       2,515      2,576,819
   Philadelphia Ind. Dev. Auth. Rev., Nat.
     Bd. of Med. Examiners Prj., Ser. 92
     6.75%                                   05/01/12         500        528,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Ind. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.50%                                   07/01/10     $ 1,035   $  1,042,763
   Philadelphia Mun. Auth. Rev., Ref.
     Ser. 93D
     6.13%                                   07/15/08       2,650      2,802,375
   Philadelphia Mun. Auth. Rev.,
     Criminal Justice Prj., Ser. 88
     7.80%                                   04/01/18       3,765      3,765,000
   Philadelphia Mun. Auth. Rev., Justice
     Lease Prj., Ser. 91B
     7.13%                                   11/15/01       1,055      1,115,663
     7.10%                                   11/15/11       1,200      1,269,000
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.20%                                   11/15/04       4,000      4,060,000
     5.63%                                   11/15/14       2,600      2,619,500
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
     Prj., Ser. 97
     5.75%                                   09/01/06       3,000      3,127,500
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
     Prj., Ser. 99
     5.63%                                   09/01/18       4,430      4,396,775
   Philadelphia Pk. Auth. Rev., Ser. 97
     5.40%                                   09/01/15       5,900      5,818,875
   Philadelphia Pk. Auth. Rev., Ser. 99
     5.63%                                   09/01/13       1,390      1,419,538
     5.63%                                   09/01/17       4,495      4,495,000
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 90
     6.85%                                   08/01/00         500        504,375
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 93
     6.20%                                   09/01/20       2,000      2,065,000
   Philadelphia Sch. Dist. G.O., Ser. 94A
     5.80%                                   07/01/08       1,910      1,993,563
     5.85%                                   07/01/09       1,710      1,791,225
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                                   09/01/04       5,985      6,321,656
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                                   09/01/10       2,500      2,609,375
     5.50%                                   09/01/18       4,890      4,792,200
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 91B
     7.00%                                   07/01/01       2,000      2,077,500
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 92A
     6.40%                                   05/15/02       2,000      2,077,500
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 95A
     6.25%                                   09/01/06       2,255      2,412,850
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 95B
     5.50%                                   09/01/11       2,000      2,087,500
   Philadelphia Sch. Dist. Unltd. Tax G.O.,
     Ser. 99C
     5.75%                                   03/01/29      11,000     10,917,500
   Philadelphia Unltd. Tax G.O.,
     Prerefunded Ser. 94B
     5.90%                                   11/15/09       1,620      1,715,175
   Philadelphia Unltd. Tax G.O., Ser. 93A
     5.25%                                   05/15/04         300        304,500
   Philadelphia Unltd. Tax G.O., Ser. 95
     6.00%                                   05/15/04       2,345      2,444,663
     6.00%                                   05/15/05       2,485      2,606,144
     5.00%                                   05/15/20       4,000      3,630,000

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia Unltd. Tax G.O.,
     Unrefunded Ser. 94
     5.90%                                   11/15/09     $   980   $  1,025,325
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                                   09/01/04       7,775      8,377,563
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Prerefunded Ser. 93
     5.75%                                   06/15/13       1,595      1,666,775
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                                   06/15/07       6,780      6,974,925
     5.00%                                   06/15/16       3,700      3,459,500
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 97A
     5.00%                                   08/01/22      15,155     13,582,669
     5.13%                                   08/01/27      20,645     18,528,888
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Unrefunded Ser. 93
     5.75%                                   06/15/13       3,165      3,215,481
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                                   07/15/01         500        509,375
   Pittsburgh Pub. Pk. Auth. Rev., Ser 92A
     5.88%                                   12/01/12       1,500      1,539,375
   Pittsburgh Sch. Dist. G.O., Ser 97
     5.50%                                   09/01/09       4,500      4,578,750
   Pittsburgh Unltd. Tax G.O., Ser. 95A
     5.20%                                   03/01/10       3,000      3,003,750
   Pittsburgh Unltd. Tax G.O., Ser. 96A
     6.00%                                   03/01/05       8,225      8,615,688
   Pittsburgh Wtr. & Swr. Rev., Ser. 91A
     6.60%                                   09/01/01       1,100      1,150,875
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                                   09/01/21       3,000      2,670,000
   Pleasant Vy. Sch. Dist. G.O., Ser. 95
     5.60%                                   11/15/14       1,385      1,393,656
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                                   11/01/16       1,360      1,348,100
   Punxsutawney Area Sch. Dist. G.O.,
     Ser. 95
     5.80%                                   04/15/05       1,000      1,040,000
   Purchase Line Sch. Dist. G.O., Ser. 91
     6.95%                                   01/15/01       1,000      1,020,740
   Reading G.O., Ser. 92
     6.50%                                   11/15/02       1,000      1,042,500
   Ridley Park Hosp. Auth. Rev., Taylor
     Hosp. Prj., Ser. 90A
     8.63%                                   12/01/00       3,185      3,337,944
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                                   02/01/19         500        527,500
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Ser. 96
     5.50%                                   02/15/17       3,725      3,832,094
   Rose Tree Media Sch. Dist. G.O.,
     Ser. 92A
     6.55%                                   03/15/07         945        970,988
   Saint Mary Hosp. Auth. Rev., Langhorne Hosp.
     Franciscan Hlth. Prj., Ser. 89C
     7.00%                                   07/01/03         750        761,483

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)


                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Sayre Hlth. Care Fac. Auth. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                                   03/01/17     $ 3,000   $  3,122,910
   Sayre Hlth. Care Fac. Auth. Rev., Tioga
     Nursing Fac. Prj., Ser. 89A
     7.25%                                   10/01/10       1,500      1,533,015
   Sayre Hlth. Care Fac. Auth. Rev., VHA
     Cap. Fin. Prj., Ser. 85
     7.15%                                   12/01/10       1,400      1,480,500
   Sayre Hlth. Care Fac. Auth. Var. Hosp.
     Rev., Ser. 85H
     7.63%                                   06/01/00         750        775,950
   Schuylkill Redev. Auth. Comm. Rev.,
     Ser. 91A
     7.13%                                   06/01/13       2,000      2,095,000
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Hosp. Cmnty. Med.
     Ctr. Prj., Ref. Ser. 98A
     5.25%                                   07/01/04       2,215      2,239,919
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90B
     7.25%                                   06/15/00       1,310      1,343,719
     7.40%                                   06/15/10       1,665      1,708,506
   Scranton Lackawanna Hlth. & Welfare
     Auth. Rev., Univ. of Scranton Prj.,
     Ser. 90C
     7.50%                                   06/15/00       3,860      3,961,595
   Seneca Vy. Sch. Dist. G.O., Ser. 98A
     5.00%                                   07/01/14      10,645     10,072,831
   Solanco Sch. Dist. G.O., Ser. 94
     6.30%                                   02/15/04         500        525,000
   Somerset Cnty. Gen. Auth. Comm. Rev.,
     Ser. 91
     6.45%                                   10/15/00       1,000      1,012,390
     6.25%                                   10/15/01       1,750      1,793,750
     6.70%                                   10/15/03       1,500      1,546,875
   South Fork Mun. Auth. Hosp. Rev., Good
     Samaritan Med. Ctr. Prj., Ser. 96B
     5.38%                                   07/01/16       4,000      3,860,000
   Southeastern Pennsylvania Trans. Auth.
     Rev., Prerefunded Ser. 95.
     5.75%                                   03/01/08          75         78,375
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ref. Ser. 95.
     5.75%                                   03/01/08       1,210      1,264,450
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 94
     6.00%                                   06/01/01       2,000      2,025,000
     6.10%                                   06/01/02       1,000      1,023,750
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 95
     5.88%                                   03/01/09       1,230      1,291,500
   Southeastern Pennsylvania Trans. Auth.
     Rev., Ser. 97
     5.75%                                   03/01/06       2,900      3,016,000
     5.75%                                   03/01/07       1,700      1,772,250
     5.55%                                   03/01/13       3,500      3,539,375
     5.38%                                   03/01/17       7,020      6,826,950
   Springford Sch. Dist. G.O., Ser. 97
     5.15%                                   02/01/18      10,010      9,384,375

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   State of Pennsylvania Pub. Sch. Bldg.
     Auth. Coll. Rev., Harrisburg Area
     Cmnty. Coll. Prj., Ser. 91D
     6.80%                                   04/01/02     $ 1,335   $  1,388,400
   Swarthmore Borough Auth. Coll. Rev.,
     Ser. 90
     6.95%                                   09/15/00         500        511,095
     7.38%                                   09/15/00       1,500      1,536,060
   Tarentum Gtd. Elec. Rev., Ser. 93
     5.88%                                   09/01/18         750        775,313
   Unionville Chadds Ford Sch. Dist. G.O.,
     Ser. 91
     6.75%                                   06/01/06       1,000      1,021,250
   Unionville Chadds Ford Sch. Dist. G.O.,
     Ser. 93
     5.60%                                   06/01/03       1,000      1,022,500
   Upper St. Clair Twp. Sch. Bldg. Auth.
     Rev., Ser. 78
     6.50%                                   02/15/04         325        330,281
   Warren Cnty. G.O., Ser. 91
     7.15%                                   07/01/01       1,200      1,237,500
   Washington Cnty. Auth. Lease Rev.,
     Ser. 85C
     7.30%                                   06/15/00         500        517,930
   Washington Cnty. Auth. Rev., Ser. 99
     6.15%                                   12/01/29       8,250      8,600,625
   Washington Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., West Penn Pwr. Co. Prj.,
     Ser. 95G
     6.05%                                   04/01/14       2,500      2,584,375
   West Chester Area Sch. Dist. G.O.,
     Ser. 91A
     6.70%                                   01/15/01       1,000      1,018,460
   West Chester Area Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                                   01/01/01       1,000      1,018,460
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                                   09/01/01       1,500      1,548,750
   West Jefferson Hills Sch. Dist. Unltd.
     Tax G.O., Ser. 91A
     6.70%                                   08/01/01       1,250      1,284,375
   West Mifflin Sanit. Swr. Mun. Auth.
     Swr. Rev., Ser. 96
     5.70%                                   08/01/15       1,445      1,504,606
   West Whiteland Twp. Unltd. Tax G.O.,
     Ser. 92
     6.75%                                   12/01/02       1,100      1,153,625
   West York Area Sch. Dist. G.O., Ser. 91
     6.80%                                   03/01/01         900        920,529
   Westmoreland Cnty. G.O., Ser. 92
     6.55%                                   08/01/01         750        769,688
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys.
     Prj., Ser. 93A
     6.00%                                   07/01/11         200        206,500
   Westmoreland Cnty. Mun. Auth. Rev.,
     Ser. 87K
     2.00%                                   07/01/03       1,000        908,750
   Westview Mun. Auth. Spec. Oblig. Rev.,
     Ser. 85
     9.25%                                   11/15/05         750        867,188
   Williamsport Area Sch. Dist. Auth. Rev.,
     Ser. 78
     6.00%                                   03/01/07         125        126,250


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Wilson Sch. Dist. G.O., Ser. 97
     5.50%                                   05/15/14     $   580  $    598,125
     5.50%                                   05/15/17       7,435     7,667,344
   York Cnty. Hosp. Auth. Rev., York Hosp.
     Prj., Ser. 91
     7.00%                                   01/01/01         285       296,249
     7.10%                                   01/01/01         355       369,267
                                                                   ------------
                                                                    920,824,652
                                                                   ------------
PUERTO RICO -- 2.2%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26       5,000     5,025,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 89N
     6.80%                                   07/01/00       1,000     1,006,460
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                                   07/01/03         250       260,625
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                                   07/01/12       5,000     5,206,250
   Puerto Rico Mun. Fin. Agy. Rev.,
     Ser. 99
     5.50%                                   08/01/18       6,500     6,508,125
   Puerto Rico Pub. Bldg. Auth. Pub.
     Ed. & Hlth. Fac. Rev., Ser. 93M
     4.90%                                   07/01/00       3,000     3,004,950
                                                                   ------------
                                                                     21,011,410
                                                                   ------------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Gross Receipts Tax Ln. Notes,
     Ser. 99A
     6.13%                                   10/01/29       1,805     1,818,538
                                                                   ------------
TOTAL MUNICIPAL BONDS
   (Cost $942,283,752)                                              943,654,600
                                                                   -------------
                                                          SHARES
                                                          -------
CUMULATIVE PREFERRED STOCK -- 0.8%
   Charter Mac Equity Issue Tr. 144A
     6.63%
     (Cost $8,000,000)                                     80,000     7,824,960
                                                                   ------------
SHORT TERM INVESTMENTS -- 1.4%
   Smith Barney Tax-Free Money
     Market Fund                                       14,021,939    14,021,939
   Vanguard Tax-Exempt Money
     Market Fund                                          100,000       100,000
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,121,939)                                                 14,121,939
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES                            100.1%
  (Cost $964,405,691*)                                              965,601,499

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                              (0.1%)   (1,221,581)
                                                          -------  ------------
NET ASSETS (Applicable to 86,151,659
   Institutional shares, 1,388,748 Service
   shares, 2,804,772 Investor A shares,
   2,128,792 Investor B shares and 65,418
   Investor C shares outstanding)                          100.0%  $964,379,918
                                                           =====   ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($941,687,344 / 90,345,179)                                            $10.42
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.42
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($10.42 / 0.960)                                                       $10.85
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($22,014,012 / 2,128,792)                                              $10.34
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($678,562 / 65,418)                                                    $10.37
                                                                         ======

---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation                               $ 18,891,962
       Gross unrealized depreciation                                (17,696,154)
                                                                   ------------
                                                                   $  1,195,808
                                                                   ============

**  Rates shown are the rates as of March 31, 2000.

+   The rate shown is the effective yield on the zero coupon bonds.

++ Principal amount of securities pledged as collateral of $2,500,000 on 225 short U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $21,979,688, thereby resulting in an unrealized loss of $323,438.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO


                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS -- 95.1%
NEW JERSEY -- 88.9%
   Atlantic City COP's, Pub. Fac. Lease
     Agreement Prj., Ser. 91
     7.30%                                   03/01/04     $ 1,535  $  1,665,475
   Bergen Cnty. G.O., Ser. 90
     6.25%                                   11/15/00         645       653,629
   Bergen Cnty. Util. Auth. Rev., Ser. 92A
     6.00%                                   06/15/01       1,590     1,617,825
   Brigantine G.O., Ser. 92
     6.25%                                   08/01/03         730       761,937
   Camden Cnty. Imp. Auth. Lease Rev.,
     Ser. 92
     6.00%                                   12/01/02       1,000     1,038,750
   Cherry Hill Twp. G.O., Ser. 92
     6.00%                                   06/01/06         500       520,000
   Delaware River Port Auth.
     Pennsylvania & New Jersey Rev.,
     Ser. 00
     9.53%                                   01/01/26       5,000     4,956,250
   Dover Twp. G.O., Ser. 92
     6.00%                                   10/15/03       1,000     1,042,500
     6.10%                                   10/15/04         540       567,000
   Edison Twp. G.O., Ser. 91
     6.50%                                   06/01/04         930       985,800
   Essex Cnty. Imp. Auth. Lease. Rev.,
     Jail & Yth. Hsg. Prj., Ser. 94
     6.90%                                   12/01/14         500       550,000
   Essex Cnty. Imp. Auth. Lease. Rev.,
     Ser. 00
     6.00%                                   10/01/25       4,000     4,085,000
   Essex Cnty. Util. Auth. Solid Waste Rev.,
     Ser. 96
     5.75%                                   04/01/05       2,000     2,075,000
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Pk. Prj.,
     Ser. 94A
     6.20%                                   09/15/11       1,250     1,268,750
   Hamilton Twp. Atlantic City Sch. Dist.
     G.O., Ser. 92
     5.88%                                   12/15/07         860       894,400
   Jersey City G.O., Ser. 96A
     6.00%                                   10/01/05       1,655     1,737,750
   Knowlton Twp. Bd. of Ed. G.O., Ser. 91
     6.60%                                   08/15/11         169       190,125
   Lacey Twp. Wtr. Auth. Rev., Ser. 93
     6.00%                                   12/01/12       1,000     1,057,500
   Mercer Cnty. Imp. Auth. Rev., Hamilton
     Bd. of Ed. Prj., Ser. 92
     5.90%                                   06/01/03         500       515,625
   Middlesex Cnty. Imp. Auth. Rev., Ser. 96
     5.80%                                   09/15/13       1,725     1,789,687
   Monmouth Cnty. G.O., Ser. 90
     6.90%                                   08/01/04         430       442,319
   Monmouth Cnty. Imp. Auth. Corr. Fac.
     Rev., Ser. 91
     6.30%                                   08/01/01       1,000     1,041,250
   Morristown Cnty. G.O., Ser. 95
     6.40%                                   08/01/14         500       531,875
   New Jersey Econ. Dev. Auth. Lease
     Rev., Ser. 00
     6.00%                                   06/01/21       4,780     4,905,475
   New Jersey Econ. Dev. Auth. Mkt.
     Trans. Fac. Rev., Ser. 94A
     5.80%                                   07/01/08       1,290     1,351,275
     5.88%                                   07/01/11       4,000     4,185,000

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.75%                                   06/15/08     $ 4,440  $  4,684,200
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                                   07/01/07       1,500     1,569,375
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 99
     6.20%                                   12/01/24       3,000     3,011,250
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj., Ser. 97A
     5.63%+                                  07/01/23       4,000     1,020,000
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Prj., Ser. 89
     6.63%                                   06/15/01       1,050     1,075,777
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                                   06/01/05         865       870,406
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.88%++                                 07/01/16       2,185     2,239,625
   New Jersey Hlth. Care Fac. FHA Ins.
     Mtg. Rev., Cathedral Hlth. Ctr. Prj.,
     Ser. 90A
     6.95%                                   02/15/01         640       654,413
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Cathedral Hlth. Ctr. Prj., Ser. 90
     7.25%                                   02/15/21       1,000     1,044,320
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Robert Wood Johnson Univ.
     Prj., Ser. 96C
     5.75%++                                 07/01/07       2,595     2,702,044
   New Jersey Hlth. Care Fac. Fin. Auth.
     Rev., Society of The Vy. Hosp. Prj.,
     Ser. 89C
     6.60%                                   07/01/00         430       432,472
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 92
     6.50%                                   03/01/07         600       630,750
   New Jersey Sports & Expo. Auth. Rev.,
     Ser. 00A
     5.50%                                   03/01/20       5,000     4,906,250
   New Jersey St. G.O., Ser. 86B
     6.25%                                   01/15/04         860       901,925
   New Jersey St. G.O., Ser. 91
     6.25%                                   08/01/02       1,160     1,209,300
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 92A
     6.70%                                   05/01/05         500       523,750
     6.95%                                   11/01/13         750       782,812
   New Jersey St. Hsg. & Mtg. Fin. Agcy.
     Rev., Ser. 00B
     6.25%                                   11/01/26       2,000     2,035,000
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.20%                                   01/01/10         750       814,688
     6.25%                                   01/01/14         500       515,000
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                                   01/01/02         860       882,575
     6.90%                                   01/01/14         970       972,086
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                                   01/01/10       2,210     2,267,725
     6.50%                                   01/01/16         500       541,250

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 92A
     5.80%                                   01/01/02     $ 1,260  $  1,282,050
   New Jersey St. Trans. Tr. Fd.
     Admin. Grant Rev., Ser. 00A
     6.13%                                   09/15/15       2,500     2,621,875
   New Jersey St. Trans. Tr. Fd. Auth.
     Trans. Sys. Rev., Ser. 00A
     6.00%                                   06/15/19       5,000     5,143,750
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 90
     6.88%                                   06/15/00         395       402,928
     6.88%                                   06/15/06          35        35,662
   New Jersey St. Waste Wtr. Trtmnt. Tr.
     Rev., Ser. 96C
     6.25%                                   05/15/03       2,500     2,603,125
     6.25%                                   05/15/06       5,955     6,349,519
   New Jersey Trans. Auth. Rev., Ser. 94A
     6.25%                                   12/15/03       1,000     1,048,750
   New Jersey Trans. Tr. Fd. Auth. Rev.,
     Ser. 99A
     5.75%                                   06/15/20       2,820     2,883,450
   Newark Bd. of Ed. G.O., Ser. 94
     5.88%                                   12/15/13       1,000     1,032,500
   North Bergen Twp. G.O., Ser. 92
     5.90%                                   08/15/01         500       509,375
   North Jersey Dist. Wtr. Sply. Rev., Ser. 93
     5.50%                                   07/01/03         860       879,350
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                                   07/15/06         755       788,975
   Northwest Bergen Cnty. Util. Auth. Sys.
     Rev., Ser. 92
     6.00%                                   07/15/07         860       904,075
   Ocean Cnty. G.O., Ser. 89
     6.75%                                   07/13/03       1,030     1,091,800
   Ocean Cnty. G.O., Ser. 90
     6.80%                                   06/15/00         430       432,210
   Ocean Cnty. G.O., Ser. 91
     6.38%                                   04/15/03         430       449,350
   Ocean Cnty. G.O., Ser. 91A
     6.25%                                   10/01/04         430       448,275
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                                   01/01/12       1,005     1,070,325
   Ocean Cnty. Util. Auth. Waste Wtr. Rev.,
     Ser. 00
     5.00%                                   01/01/13         500       486,250
     5.00%                                   01/01/18       1,350     1,252,125
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                                   12/01/08       1,705     1,785,988
   Passaic Vy. Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                                   12/15/02         500       516,250
   Point Pleasant G.O., Ser. 95
     5.70%                                   12/01/03         500       516,875
   Port Auth. New York & New Jersey Rev.,
     Ser. 92
     6.10%                                   10/15/02         645       666,769
   Port Auth. New York & New Jersey Rev.,
     Ser. 95
     5.75%                                   11/01/09       3,275     3,381,438
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Arpt. Term.
     Prj., Ser. 97
     5.75%                                   12/01/22       2,105     2,081,319


                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Port Auth. New York & New Jersey
     Spec. Oblig. Rev., JFK Intl. Arpt. Term.
     Prj., Ser. 97-6
     6.25%                                   12/01/09      $7,000    $7,577,500
   Rutgers Univ. Rev., Ser. 92A
     6.10%                                   05/01/03       1,000     1,037,500
   South Jersey Port Corp. Rev., Marine
     Term. Prj., Ser. 93G
     5.60%                                   01/01/23       3,000     2,928,750
   Warren Cnty. Poll. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                                   12/01/03         500       500,000
   Weehawken Twp. G.O., Ser. 92
     6.15%                                   07/01/04         350       362,250
   West Windsor Plainsboro Twp.
     Bd. of Ed. G.O., Ser. 93
     5.80%                                   03/15/06       1,000     1,036,250
   Winslow Twp. Unltd. Tax G.O., Ser. 92
     6.40%                                   10/01/05         870       917,850
   Woodbridge Twp. G.O., Ser. 90
     6.65%                                   08/01/00         475       483,469
   Woodbridge Twp. G.O., Ser. 92
     6.05%                                   08/15/05         500       523,125
     6.25%                                   08/15/08       1,000     1,051,250
                                                                   -------------
                                                                     133,799,492
                                                                   -------------
NEW YORK -- 0.2%
   New York Energy Research & Dev.
     Auth. Rev., Niagara Mohawk Pwr.
     Prj., Ser. 85A
     4.10%**                                 07/01/15         250       250,000
                                                                   -------------
PENNSYLVANIA -- 0.9%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                                   07/01/12       1,400     1,447,250
                                                                   -------------
PUERTO RICO -- 4.4%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26       2,500     2,512,500
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     8.19%**                                 07/01/12       2,000     1,897,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                                   07/01/20       2,250     2,176,875
                                                                   -------------
                                                                       6,586,875
                                                                   -------------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands Wtr. & Pwr. Auth. Elec.
     Sys. Rev., Ser. 98
     5.30%                                   07/01/21       1,100       998,250
                                                                   -------------
TOTAL MUNICIPAL BONDS
  (Cost $139,199,114)                                               143,081,867
                                                                   -------------
                                                          SHARES
                                                          -------
CUMULATIVE PREFERRED STOCK -- 5.2%
  Charter Mac Equity Issue Tr. 144A
    6.63%                                                  40,000     3,912,480
  MuniMae TE Bond Subs., LLC 144A
    6.88%                                                  40,000     3,971,160
                                                                   -------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $8,000,000)                                                   7,883,640
                                                                   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                          SHARES       VALUE
                                                          -------  ------------
SHORT TERM INVESTMENTS -- 1.7%
  Smith Barney Tax-Free Money
    Market Fund
    (Cost $2,516,048)                                   2,516,048  $  2,516,048
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $149,715,162*)                                     102.0%   153,481,555

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                              (2.0%)   (2,959,184)
                                                          -------  ------------
NET ASSETS (Applicable to 11,329,532
Institutional shares, 1,884,375 Service
shares, 110,155 Investor A shares and
137,459 Investor B shares outstanding)                     100.0%  $150,522,371
                                                           ======  ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($148,985,500 / 13,324,062)                                            $11.18
                                                                         ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $11.18
                                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($11.18 / 0.960)                                                       $11.65
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,536,871 / 137,459)                                                 $11.18
                                                                         ======

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                  $4,116,099
      Gross unrealized depreciation                                    (349,706)
                                                                     ----------
                                                                     $3,766,393
                                                                     ==========

**  Rates shown are the rates as of March 31, 2000.

+   The rate shown is the effective yield on the zero coupon bonds.

++ Principal amount of securities pledged as collateral of $685,000 on 50 short U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $4,884,375, thereby resulting in an unrealized loss of $150,000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   -----------
MUNICIPAL BONDS -- 93.8%
OHIO -- 86.6%
   Akron Swr. Sys. Rev., Ser. 96
     5.88%                                   12/01/16     $   500   $   510,000
   Brunswick G.O., Ser. 94
     6.30%                                   12/01/05         210       220,762
   Butler Cnty. Hosp. Fac. Rev., Middletown
     Reg. Hosp. Prj., Ser. 91
     6.75%                                   11/15/03          50        52,500
   Butler Cnty. Trans. Imp. Dist. Rev.,
     Ser. 97A
     6.00%                                   04/01/11         600       637,500
   Cincinnati Wtrwks. Imp. Rev., Ser. 89
     6.75%                                   12/01/01       1,000     1,035,000
   Clermont Cnty. Swr. Sys. Rev., Ser. 90
     7.25%                                   12/01/00       1,415     1,471,458
   Cleveland Apt. Sys. Rev., Ser. 94B
     5.70%                                   01/01/04         150       156,750
   Cleveland COP's, Cleveland Stadium
     Prj., Ser. 97
     6.00%                                   11/15/09       1,000     1,071,250
     5.25%                                   11/15/10       2,500     2,521,875
   Cleveland Ltd. Tax G.O., Ser. 94
     6.25%                                   11/15/06       1,915     2,056,231
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                                   09/15/06       1,275     1,353,094
   Cleveland Pub. Pwr. Sys. Rev., First Mtg.
     Prj., Ser. 94B
     6.10%                                   11/15/03       1,000     1,046,250
   Cleveland Pub. Pwr. Sys. Rev., Ser. 94A
     6.30%                                   11/15/05       4,000     4,300,000
   Cleveland Wtrwks. Rev., First Mtg. Prj.,
     Ser. 92A
     6.50%                                   01/01/02         500       524,375
   Columbus G.O., Mun. Arpt. No. 30-E-U,
     Ser. 91
     6.15%                                   04/15/02       1,475     1,497,228
   Columbus Mun. Arpt. Auth. Rev.,
     Columbus Intl. Arpt. Prj., Ser. 94A
     6.00%                                   01/01/04         150       155,812
   Columbus Unltd. Tax G.O., Ser. 86
     7.38%                                   07/01/06       1,000     1,126,250
   Columbus Unltd. Tax G.O., Ser 91-2
     6.50%                                   09/15/01       1,105     1,134,006
   Columbus Unltd. Tax G.O., Ser. 92B
     6.10%                                   01/01/03       1,000     1,035,000
   Columbus Unltd. Tax G.O., Ser 94-2
     5.60%                                   05/15/05       1,000     1,033,750
   Columbus Wtrwks. Enlargement No. 44
     G.O., Ser. 92
     6.00%                                   05/01/03         500       525,625
   Cuyahoga Cnty. G.O., Ser. 91
     6.70%                                   10/01/01       1,000     1,048,750
   Cuyahoga Cnty. Hosp. Rev., Meridia
     Hlth. Sys. Prj., Ser. 95
     6.10%                                   08/15/04         500       524,375
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                                   01/15/04       3,125     3,214,844
   Cuyahoga Cnty. Jail Fac. Unltd. Tax G.O.,
     Ser. 91
     7.00%                                   10/01/01       1,000     1,052,500
   Cuyahoga Cnty. Port Auth. Rev., Ser. 97
     6.00%                                   03/01/07         485       477,725

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------   -----------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                                   12/01/14      $1,000   $ 1,172,500
   Franklin Cnty. G.O., Ser. 91
     6.38%                                   12/01/01       1,635     1,710,619
   Greater Cleveland Regl. Trans. Auth.
     G.O., Ser. 96
     6.25%                                   12/01/06       2,935     3,158,794
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                                   10/15/12         500       518,750
   Hamilton Cnty. Swr. Sys. Rev., Ser. 91A
     6.40%                                   06/01/01         325       338,000
     6.40%                                   12/01/04         675       700,312
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                                   12/01/05         200       223,750
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                                   12/01/02         145       154,244
   Lucas Cnty. G.O., Ser. 96
     6.00%                                   12/01/03       2,310     2,411,063
     6.00%                                   12/01/05         500       528,125
   Marysville Sch. Dist. G.O., Ser. 98
     6.00%                                   12/01/24       1,910     1,945,813
   Medina Cnty. Unltd. Tax G.O., Ser. 86
     7.25%                                   12/01/03          50        54,000
   Montgomery Cnty. G.O., Ser. 91A
     6.75%++                                 09/01/01       1,500     1,545,000
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.63%                                   12/01/06         100       109,750
   Northwestern Sch. Dist. Rev., Wayne &
     Ashland Cntys. Prj., Ser. 94
     7.20%                                   12/01/10         300       349,500
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A
     5.55%                                   11/01/18         300       290,625
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                                   10/01/09       2,000     2,092,500
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                                   10/01/05       1,000     1,053,750
   Ohio St. Bldg. Auth. Rev., Ser. 87
     7.05%                                   04/01/00       1,000     1,020,000
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Ser. 91A
     6.50%                                   10/01/02       4,000     4,170,000
   Ohio St. Bldg. Auth. St. Fac. Rev.,
     Admin. Bldg. Fd. Prj., Ser. 92A
     6.00%                                   10/01/04       1,020     1,068,450
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                                   10/01/07         450       474,750
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
     Ser. 94A
     5.75%                                   06/15/14       1,000     1,036,250
   Ohio St. Env. Imp. Rev., USX Corp.
     Prj., Ref. Ser. 99
     5.63%                                   05/01/29       1,000       866,250
   Ohio St. Hgr. Ed. Fac. Comm. Rev.,
     Ohio Dominican Coll. Prj., Ser. 94
     6.63%                                   12/01/04         250       258,125
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                                   10/01/05       1,000     1,022,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)


                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------   -----------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio St. Pub. Fac. Comm. Hgr. Ed.
     Fac. Rev., Ser. 92A
     5.50%                                   12/01/03      $2,000   $ 2,052,500
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                                   02/15/05       4,400     4,625,500
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Fac.
     Rev., Republic Steel Prj., Ser. 95
     6.38%                                   06/01/07       3,310     3,380,338
   Ohio St. Wtr. Dev. Auth. Rev., Pure
     Wtr. Prj., Ser. 92
     5.75%                                   06/01/04       1,500     1,554,375
   Ohio St. Wtr. Dev. Auth. Rev., Steel-Cargill
     North Star Broken Hill Prj., Ser. 95
     6.30%                                   09/01/20         500       507,500
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac. Rev.,
     Wtr. Ctrl. State Match Prj., Ser. 95
     5.70%                                   06/01/11       1,300     1,339,000
   Ohio Unltd. Tax G.O., Ser. 95
     6.00%                                   08/01/05         225       238,781
   Olentangy Sch. Dist. G.O., Ser. 95A
     6.00%                                   12/01/08         225       239,344
   Scioto Cnty. Rev., Marine Term. Norfolk
     Southern Corp. Prj., Ser. 98
     5.30%**                                 08/01/13       3,000     2,771,250
   Springboro Wtr. Sys. Rev., Ser. 98
     5.00%                                   12/01/18       2,500     2,287,500
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                                   07/01/14         200       195,000
   Toledo G.O., Ser. 96
     6.00%                                   12/01/06         500       530,625
   Univ. of Cincinnati Gen. Rec. Rev.,
     Ser. 91L
     6.90%                                   06/01/07       1,500     1,561,875
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                                   12/01/05       1,000     1,060,000
   Westlake G.O., Ser. 96
     6.40%                                   12/01/08       1,560     1,690,650
                                                                    -----------
                                                                     82,090,568
                                                                    -----------
PUERTO RICO -- 7.2%
   Puerto Rico Cmwlth. Hwy. & Trans. Auth.
     Rites, Ser. 98
     7.39%**                                 07/01/18       5,000     4,100,000
   Puerto Rico Pub. Bldgs. Auth. Rites
     PA 577, Ser. 99
     8.19%**                                 07/01/27       4,000     2,705,000
                                                                    -----------
                                                                      6,805,000
                                                                    -----------
TOTAL MUNICIPAL BONDS
  (Cost $88,034,857)                                                 88,895,568
                                                                    -----------
                                                          SHARES
                                                          -------
CUMULATIVE PREFERRED STOCK -- 4.2%
  Charter Mac Equity Issue Tr. 144A
    6.63%                                                  20,000     1,956,240
  MuniMae TE Bond Subs., LLC 144A
    6.88%                                                  20,000     1,985,580
                                                                    -----------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $4,000,000)                                                   3,941,820
                                                                    -----------


                                                                      VALUE
                                                          -------   -----------
TOTAL INVESTMENTS INSECURITIES
  (Cost $92,034,857*)                                       98.0%   $92,837,388

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                             2.0%     1,896,384
                                                          -------   ------------

NET ASSETS (Applicable to 8,889,124
  Institutional shares, 3,739 Service
  shares, 308,788 Investor A shares,
  141,547 Investor B shares and 39,495
  Investor C shares outstanding)                           100.0%   $94,733,772
                                                           ======   ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($89,749,839 / 8,889,124)                                              $10.10
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($37,739 / 3,739)                                                      $10.09
                                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($3,118,183 / 308,788)                                                 $10.10
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.10 / 0.960)                                                       $10.52
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,429,214  / 141,547)                                                $10.10
                                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($398,797 / 39,495)                                                    $10.10
                                                                         ======

----------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                 $ 2,190,853
      Gross unrealized depreciation                                  (1,388,322)
                                                                    -----------
                                                                    $   802,531
                                                                    ===========

**  Rates shown are the rates as of March 31, 2000.

++ Principal amount of securities pledged as collateral of $500,000 on 60 long U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $5,861,250, thereby resulting in an unrealized loss of $78,750.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS -- 94.3%
DELAWARE -- 78.1%
   Delaware Econ. Dev. Auth. Rev., Del.
     Tech. Pk. Univ. Del. Prj., Ser. 00
     6.00%                                   02/01/21      $1,000  $  1,027,500
   Delaware Econ. Dev. Auth. Rev., Student
     Hsg. Univ. Courtyard Prj., Ser. 99A
     6.10%                                   08/01/31       2,500     2,521,875
   Delaware River & Bay Auth. Rev.,
     Ser. 93
     4.60%                                   01/01/05       1,500     1,466,250
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                                   01/01/05       1,460     1,533,000
     6.00%                                   01/01/06       1,160     1,223,800
   Delaware St. Econ. Dev. Auth. Poll. Ctrl.
     Rev., Delmarva Pwr. Prj., Ser. 91B
     7.15%                                   07/01/18         500       523,125
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.63%                                   07/01/19       2,000     1,922,500
     5.63%                                   07/01/25       1,500     1,413,750
   Delaware St. Econ. Dev. Auth. Rev.,
     United Wtr. Delaware, Inc. Prj.,
     Ser. 95
     6.20%                                   06/01/25       2,000     2,065,000
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                                   12/01/07       1,165     1,250,919
   Delaware St. G.O., Ser. 90
     6.85%                                   05/01/00         500       500,985
   Delaware St. G.O., Ser. 91A
     6.30%                                   08/15/05       1,730     1,801,362
   Delaware St. G.O., Ser. 92A
     6.25%                                   03/01/02       1,400     1,464,750
   Delaware St. Hlth. Fac. Auth. Rev.,
     Christiana Care Hlth. Svcs. Prj.,
     Ser. 98
     5.00%                                   10/01/15       5,000     4,643,750
   Delaware St. Hlth. Fac. Auth. Rev., Med.
     Ctr. of Delaware Prj., Ser. 92
     6.25%                                   10/01/04       2,185     2,310,637
     6.25%                                   10/01/05       2,175     2,321,813
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                                   07/01/14       3,000     3,116,250
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.38%                                   01/01/15       2,000     2,097,500
   Delaware St. Realty Transfer Tax Rev.,
     Land & Wtr. Consv. Tr. Fd. Prj.,
     Ser. 93
     5.50%                                   04/01/02       1,500     1,524,375
     5.75%                                   04/01/03       1,500     1,541,250
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 90A
     6.75%                                   07/01/00         500       502,685
   Delaware St. Solid Waste Auth. Solid
     Waste Sys. Rev., Ser. 92
     5.80%                                   07/01/01       1,500     1,520,625
     6.00%                                   07/01/02       2,000     2,045,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 90
     7.10%                                   07/01/01       2,335     2,393,538
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 91
     6.00%                                   07/01/01       3,000     3,056,250
     6.35%                                   07/01/01         500       520,625

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
DELAWARE (CONTINUED)
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 92
     5.40%                                   07/01/03      $1,000  $  1,017,500
     5.63%                                   07/01/05       2,400     2,463,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 93
     5.10%++                                 07/01/04       1,500     1,511,250
     5.50%                                   07/01/08       1,000     1,015,000
   Delaware Trans. Auth. Trans. Sys. Rev.,
     Ser. 94
     6.10%                                   07/01/07       1,000     1,058,750
   Dover Elec. Rev., Ser. 90
     7.00%                                   07/01/00         500       503,100
     7.00%                                   07/01/01         500       512,860
   Dover Elec. Rev., Ser. 93
     6.00%                                   07/01/07         500       521,250
   New Castle Cnty. G.O., Ser. 91
     6.20%                                   10/15/00         500       505,420
     6.25%                                   10/15/01       1,000     1,025,000
     6.30%                                   10/15/02       1,000     1,038,750
     6.50%                                   10/15/04       1,000     1,043,750
     6.50%                                   10/15/05       1,000     1,043,750
   New Castle Cnty. G.O., Ser. 98
     5.00%                                   10/01/18       3,150     2,862,563
   Sussex Cnty. G.O., Ser. 93
     5.60%                                   10/15/08       3,000     3,071,250
     5.70%                                   10/15/12       2,000     2,052,500
   Univ. of Delaware Hsg. & Dining Sys.
     Rev., Ser. 89
     7.00%                                   11/01/00       2,000     2,031,240
   Wilmington G.O., Ser. 92A
     6.20%                                   01/01/02       1,000     1,020,000
     6.00%                                   07/01/03         500       510,625
   Wilmington G.O., Ser. 92B
     6.25%                                   04/01/02       3,050     3,198,688
   Wilmington G.O., Ser. 96A
     6.00%                                   10/01/03       3,525     3,670,406
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
     Ser. 92A
     5.60%                                   09/15/02         500       511,875
     5.80%                                   09/15/04       1,000     1,042,500
     6.00%                                   09/15/06         500       522,500
                                                                   ------------
                                                                     80,062,641
                                                                   ------------
PUERTO RICO -- 11.9%
   Puerto Rico Cmwlth. G.O., Ser. 97
     5.38%                                   07/01/21         500       485,625
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Hwy. Rev., Ser. 93W
     5.50%                                   07/01/15       1,000     1,021,250
   Puerto Rico Pub. Bldg. Auth. Gtd. Govt.
     Fac. Rev., Ser. 95A
     6.25%                                   07/01/10       1,000     1,096,250
   Puerto Rico Pub. Fin. Corp. Cmwlth.
     Approp. Rev., Ser. 98A
     5.38%                                   06/01/14          50        50,750
   Puerto Rico Pub. Fin. Corp. Rites,
     Ser. 98
     8.14%**                                 06/01/12       5,000     5,312,500
   Puerto Rico Pub. Fin. Corp Rites,
     Ser. 99
     8.87%**                                 06/01/14       4,025     4,201,094
                                                                   ------------
                                                                     12,167,469
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS -- 4.3%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Ser. 98
     5.50%                                   10/01/18      $4,500  $  4,370,625
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $96,486,409)                                                 96,600,735
                                                                   ------------
                                                          SHARES
                                                          -------
CUMULATIVE PREFERRED STOCK -- 3.8%
   Charter Mac Equity Issue Tr. 144A
     6.63%                                                 20,000     1,956,240
   MuniMae TE Bond Subs., LLC 144A
     6.88%                                                 20,000     1,985,500
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $4,000,000)                                                   3,941,740
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $100,486,409*)                                      98.1%   100,542,475

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                             1.9%     1,899,480
                                                           -----    -----------

NET ASSETS (Applicable to 10,013,443
  Institutional shares, 10 Service shares,
  404,880 Investor A shares, 208,175
  Investor B shares and 69,697 Investor C
  shares outstanding)                                      100.0%  $102,441,955
                                                           ======  ============

                                                                      VALUE
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($99,780,676 / 10,418,333)                                              $9.58
                                                                          =====
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                       $9.58
                                                                          =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.58 / 0.960)                                                         $9.98
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,993,763 / 208,175)                                                  $9.58
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($667,516 / 69,697)                                                     $9.58
                                                                          =====

-----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
       Gross unrealized appreciation                                $ 1,538,049
       Gross unrealized depreciation                                 (1,481,983)
                                                                    -----------
                                                                    $    56,066
                                                                    ===========

**  Rates shown are the rates as of March 31, 2000.

++ Principal amount of securities pledged as collateral of $500,000 on 90 long U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $8,791,875, thereby resulting in an unrealized gain of $118,125.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS -- 95.0%
KENTUCKY -- 86.7%
   Ashland Env. Imp. Rev., Allied
     Chemical Corp. Prj., Ser. 78
     5.80%                                   03/01/03      $  220  $    221,925
   Ashland Poll. Ctrl. Rev., Ashland,
     Inc. Prj., Ref. Ser. 99
     5.70%                                   11/01/09       7,500     7,387,500
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 91C
     6.40%                                   09/01/01         440       450,450
     6.50%                                   09/01/01         490       516,337
     6.60%                                   09/01/01         550       580,250
   Bowling Green Sch. Dist. Fin. Corp.
     Rev., Ser. 00
     5.75%                                   01/01/18       1,050     1,069,687
     5.75%                                   01/01/20       1,135     1,142,094
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 96A
     6.00%                                   07/01/17       1,000       965,000
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                                   07/01/03       1,000       990,000
   Danville Multi-City Lease Rev.,
     Owensboro Riverpark Prj., Ser. 93B
     5.45%                                   07/03/00       1,800     1,827,000
     5.55%                                   07/03/00       1,000     1,010,000
   Fort Thomas Independent Sch. Dist. Fin.
     Corp. Sch. Bldg. Rev., Ser. 00
     5.25%                                   04/01/18       1,945     1,869,631
     5.25%                                   04/01/20       2,155     2,041,862
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
     Ser. 99
     5.60%                                   12/01/19       1,045     1,018,875
   Grayson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 95B
     5.95%                                   01/01/08       1,290     1,354,500
   Hardin Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 00
     5.50%                                   02/01/16       1,675     1,677,094
     5.75%                                   02/01/20       4,555     4,583,469
   Harlan Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 90
     7.25%                                   12/01/02         160       165,390
   Henderson Elec. Light & Pwr. Rev.,
     Ser. 73
     5.70%                                   03/01/03       1,640     1,642,788
   Hopkins Cnty. G.O., Detention Fac. Prj.,
     Ser. 00
     5.75%                                   02/01/20       1,800     1,802,250
   Jefferson Cnty. Corp. Rev., Cap. Imp.
     Prj., Ser. 93A
     5.75%                                   08/15/04       1,275     1,313,250
     5.90%                                   08/15/05       1,000     1,042,500
     6.10%                                   08/15/07       2,500     2,621,875
   Jefferson Cnty. Corp. Rev., Cap. Imp. Prj.,
     Ser. 97
     5.38%                                   06/01/22       2,750     2,609,062
   Jefferson Cnty. Hlth. Fac. Rev., Jewish
     Hosp. Hlth. Svcs., Inc. Prj., Ser. 96
     5.65%                                   01/01/17       3,000     2,977,500

                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                                   06/01/23      $3,860  $  3,917,900
   Jefferson Cnty. Multi-Family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.88%**                                 06/01/04       2,250     2,275,312
   Jefferson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Prerefunded Ser. 92B
     6.00%                                   01/01/03         905       946,856
     6.20%                                   01/01/06         915       960,750
   Jefferson Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 92B
     6.20%                                   01/01/07       2,750     2,873,750
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Unrefunded Ser. 92B
     6.00%                                   01/01/03       1,100     1,135,750
     6.20%                                   01/01/06       1,085     1,133,825
   Kenton Cnty. Arpt. Rev., Cincinnati
     Northern Kentucky Prj., Ser. 97A
     5.75%                                   03/01/05       1,490     1,536,563
     5.85%                                   03/01/06       1,655     1,719,131
     5.95%                                   03/01/07       1,730     1,807,850
     6.30%                                   03/01/15       1,000     1,051,250
   Kenton Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 97
     5.38%                                   03/01/17       2,800     2,709,000
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.,
     Ser. 92
     6.38%                                   02/01/17       1,000     1,041,250
   Kentucky Dev. Fin. Auth. Hosp. Rev.,
     St. Lukes Hosp. Prj., Ser. 89A
     7.25%                                   10/01/00         120       121,577
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 85A
     9.25%                                   06/01/01       1,785     1,831,856
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 91C
     6.25%                                   06/01/00       1,075     1,078,171
   Kentucky Hgr. Ed. Stud. Ln. Ins. Rev.,
     Ser. 95B
     6.60%                                   06/01/02       3,435     3,516,581
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 90A
     7.40%                                   01/01/10         735       751,302
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 96D
     5.80%                                   07/01/13       3,350     3,366,750
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 96E
     6.30%                                   01/01/28       2,000     2,017,500
   Kentucky Hsg. Corp. Hsg. Rev., Ser. 97F
     5.70%                                   01/01/28       2,040     1,930,350
   Kentucky St. Property & Bldg. Comm.
     Econ. Dev. Rev., Prj. 30-Fifth, Ser. 88
     7.40%                                   06/01/00         270       271,312
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 31-Fourth, Ref. Ser. 88
     7.40%                                   06/01/00         375       376,823

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONTINUED)

                                                            PAR
AS OF MARCH 31, 2000 (UNAUDITED)             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 51, Ref. Ser. 91
     6.50%                                   08/01/01       $ 740  $    772,375
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Prerefunded Ser. 91
     5.75%                                   10/01/11       4,090     4,233,795
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 53, Unrefunded Ser. 91
     5.75%                                   10/01/11         410       422,813
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 54, Ref. Ser. 92
     5.90%                                   09/01/07       2,750     2,853,125
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 55, Ref. Ser. 93
     4.60%++                                 09/01/03       3,000     2,981,250
     4.90%                                   09/01/06       2,000     1,985,000
   Kentucky St. Property & Bldg. Comm.
     Rev., Prj. 65, Ser. 00
     5.95%                                   02/01/17       2,325     2,403,469
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 90
     7.13%                                   05/15/00       1,400     1,425,662
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 92
     5.50%                                   01/01/01       2,040     2,057,462
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rev., Revitalization Prj., Ref. Ser. 95
     6.50%                                   07/01/08       3,000     3,288,750
   Kentucky St. Tpke. Auth. Res. Rec.
     Rev., Ser. 79
     7.10%                                   07/01/02         485       496,519
   Lexington Ctr. Corp. Mtg. Rev., Ser. 93A
     5.20%                                   10/01/04       1,790     1,801,188
   Lexington-Fayette Urban Cnty. Govt.
     G.O., Ser 00A
     5.75%                                   02/01/20       1,500     1,509,375
   Lexington-Fayette Urban Cnty. Govt. Pub.
     Fac. Corp. Mtg. Rev., Ref. Ser. 93
     4.50%                                   02/01/06       2,100     2,042,250
   Lexington-Fayette Urban Cnty. Govt.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Ser. 94
     6.50%                                   11/01/06         660       714,450
   Louisville & Jefferson Cnty. Met. Swr.
     Dist. Rev., Ser. 93
     5.30%                                   05/15/10       2,000     2,017,500
   Louisville & Jefferson Cnty. Met. Swr. Dist.
     Swr. & Drain Sys. Rev., Ser. 97A
     6.25%                                   05/15/26       1,015     1,046,719
   Louisville & Jefferson Cnty. Met. Swr. Dist.
     Swr. & Drain Sys. Rev., Ser. 99A
     5.75%                                   05/15/33       5,000     4,975,000
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Arpt. Sys. Rev., Ser. 97A
     5.75%                                   07/01/01       1,000     1,013,750
     5.75%                                   07/01/03       1,070     1,096,750
   Louisville & Jefferson Cnty. Regl. Arpt.
     Auth. Spec. Fac. Rev., Ser. 99
     5.50%                                   03/01/19       4,285     3,792,225
   Louisville Ind. Bldg. Rev., Enterprise
     Zone Dist. Prj., Ser. 88
     5.75%                                   04/01/00       1,405     1,405,000
   Louisville Pk. Auth. Rev., River City
     First Mtg. Prj., Ser. 91
     6.50%                                   06/01/01         265       278,250


                                                            PAR
                                             MATURITY      (000)       VALUE
                                             --------     -------  ------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY -- (CONTINUED)
   McCracken Cnty. Hosp. Rev.,
     Mercy Hlth. Sys. Prj., Ser. 94A
     6.10%                                   11/01/04       $ 400  $    414,500
   Muhlenberg Cnty. Ind. Dev. Rev.,
     Harsco Corp. Prj., Ser. 87
     7.00%                                   09/01/00       1,000     1,025,000
   Owensboro Elec. Light & Pwr.
     Rev., Ser. 93B
     5.05%                                   01/01/07       2,500     2,503,125
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 92N
     6.00%                                   05/01/08       1,680     1,749,300
     6.00%                                   05/01/10       1,000     1,040,000
   Univ. of Kentucky Rev., Cons. Edl.
     Bldg. Prj., Ser. 94
     4.60%                                   05/01/07       2,540     2,476,500
   Univ. of Kentucky Rev., Ref. Ser. 93A
     5.30%                                   08/01/03       1,765     1,793,681
     5.40%                                   08/01/04         750       766,875
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 92H
     5.88%                                   05/01/11       1,150     1,187,375
   Univ. of Louisville Rev., Cons. Edl.
     Bldg. Prj., Ser. 93J
     5.00%                                   05/01/06       2,370     2,367,038
   Western Kentucky Univ. Rev.,
     Hsg. & Dining Sys. Prj., Ser. 90L
     7.10%                                   12/01/00         350       355,331
   Winchester Util. Rev., Ser. 93
     5.45%                                   07/01/10       1,500     1,515,000
                                                                   ------------
                                                                    143,058,100
                                                                   ------------
PUERTO RICO -- 6.0%
   Puerto Rico Cmwlth. G.O., Ser. 00
     5.75%                                   07/01/26       4,500     4,522,500
   Puerto Rico Cmwlth. Hwy. & Trans.
     Auth. Rev., Ser. 96Y
     5.50%                                   07/01/36       2,250     2,123,438
   Puerto Rico Cmwlth. Infra. Fin. Auth.
     Spec. Rites PA 569, Ser. 99
     8.19%**                                 07/01/12       1,335     1,266,581
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 92R
     5.90%                                   07/01/01       1,000     1,017,500
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                                   07/01/11       1,000       990,000
                                                                   ------------
                                                                      9,920,019
                                                                   ------------
VIRGIN ISLANDS -- 2.3%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Gross Receipts Tax Ln. Notes,
     Ser. 99A
     6.13%                                   10/01/29       2,250     2,266,875
   Virgin Islands Wtr. & Pwr. Auth. Elec.
     Sys. Rev., Ref. Ser. 98
     5.30%                                   07/01/18       1,685     1,556,519
                                                                    -----------
                                                                      3,823,394
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (Cost $153,864,322)                                               156,801,513
                                                                   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                          SHARES       VALUE
                                                          -------  ------------
CUMULATIVE PREFERRED STOCK -- 4.8%
   Charter Mac Equity Issue Tr. 144A
     6.63%                                                 40,000  $  3,912,480
Munimae TE Bond Subs., LLC 144A
     6.88%                                                 40,000     3,971,160
                                                                   ------------
TOTAL CUMULATIVE PREFERRED STOCK
  (Cost $8,000,000)                                                   7,883,640
                                                                   ------------
SHORT TERM INVESTMENTS -- 2.8%
   Smith Barney Tax-Free Money
     Market Fund
     (Cost $4,747,782)                                  4,747,782     4,747,782
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $166,612,104*)                                     102.6%   169,432,935

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                              (2.6%)   (4,369,528)
                                                          -------  ------------

NET ASSETS (Applicable to 16,901,240
  Institutional shares, 10 Service shares,
  356,315 Investor A shares, 17,329
  Investor B shares and 63,395
  Investor C shares outstanding)                           100.0%  $165,063,407
                                                           ======  ============


                                                                      VALUE
                                                                   ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($164,293,833 / 17,257,565)                                             $9.52
                                                                          =====
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                       $9.52
                                                                          =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.52 / 0.960)                                                         $9.92
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($164,962 / 17,329)                                                     $9.52
                                                                          =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($604,612 / 63,395)                                                     $9.54
                                                                          =====
--------------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $  3,890,989
      Gross unrealized depreciation                                  (1,070,158)
                                                                   ------------
                                                                   $  2,820,831
                                                                   ============

**  Rates shown are the rates as of March 31, 2000.

++ Principal amount of securities pledged as collateral of $1,000,000 on 50 short U.S. Treasury Bond future contracts expiring June 2000. The value of such contracts on March 31, 2000 was $4,884,375, thereby resulting in an unrealized gain of $150,000.


           INVESTMENT ABBREVIATIONS

   AMT      Alternative Minimum Tax
   COP      Certificates of Participation
   G.O.     General Obligations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                       PENNSYLVANIA      NEW JERSEY         OHIO          DELAWARE      KENTUCKY
                                        TAX-FREE        TAX-FREE          TAX-FREE        TAX-FREE        TAX-FREE      TAX-FREE
FOR THE PERIOD ENDED                     INCOME          INCOME            INCOME          INCOME          INCOME         INCOME
MARCH 31, 2000 (UNAUDITED)             PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                      -----------      ------------      -----------     -----------     ----------    -----------
Investment income:
   Interest .......................   $ 9,075,048      $ 27,587,639      $ 4,040,022     $ 2,709,824     $2,713,040    $ 4,464,504
   Dividends ......................       542,944           405,444          271,472         135,736        135,736        271,472
                                      -----------      ------------      -----------     -----------     ----------    -----------
        Total investment income ...     9,617,992        27,993,083        4,311,494       2,845,560      2,848,776      4,735,976
                                      -----------      ------------      -----------     -----------     ----------    -----------
Expenses:
   Investment advisory fee ........       826,463         2,449,500          384,793         239,351        289,190        459,813
   Administration fee .............       380,174         1,078,863          177,005         110,101        120,934        192,285
   Custodian fee ..................        28,869            65,203           14,063          11,827          9,861         15,267
   Transfer agent fee .............        58,042           180,834           27,312          17,733         19,678         26,457
   Shareholders servicing
     fees .........................        18,116            80,904           20,650           5,887          9,628          3,442
   Shareholders processing
     fees .........................        12,454            52,503           19,279           3,602          5,785          2,065
   Distribution fees ..............        19,218            89,919            5,573           6,372         13,799          2,934
   Legal and audit ................         5,662            19,479            2,181           1,283          2,939          3,413
   Printing .......................        19,729            87,729            7,506           5,542         12,712         59,060
   Registration fees and
     expenses .....................        22,802             7,984            3,999           4,751          3,841          5,992
   Trustees' fees and
     officers' salary .............         2,699             9,048            1,404             825            935          1,455
   Other ..........................         5,012            57,980            2,606           1,532          1,739         38,569
                                      -----------      ------------      -----------     -----------     ----------    -----------
                                        1,399,240         4,179,946          666,371         408,806        491,041        810,752
   Less fees waived ...............      (353,724)         (991,138)        (158,154)       (104,121)       (91,067)      (216,131)
                                      -----------      ------------      -----------     -----------     ----------    -----------
        Total operating
          expenses ................     1,045,516         3,188,808          508,217         304,685        399,974        594,621
                                      -----------      ------------      -----------     -----------     ----------    -----------
Net investment income .............     8,572,476        24,804,275        3,803,277       2,540,875      2,448,802      4,141,355
                                      -----------      ------------      -----------     -----------     ----------    -----------
Realized and  unrealized
  gain (loss) on  investments:
  Net realized gain (loss) from:
     Investment transactions ......    (3,656,634)       (6,243,003)      (3,112,546)        (84,472)        37,982     (2,353,579)
     Futures contracts ............       176,514            (3,179)        (112,615)       (206,572)       (76,600)      (322,740)
                                      -----------      ------------      -----------     -----------     ----------    -----------
                                       (3,480,120)       (6,246,182)      (3,225,161)       (291,044)       (38,618)    (2,676,319)
                                      -----------      ------------      -----------     -----------     ----------    -----------
Changes in unrealized
  appreciation (depreciation) from:
     Investments ..................    (1,829,614)       (4,176,082)       1,605,143        (923,040)      (681,411)       740,407
     Futures contracts ............      (107,513)         (204,643)        (138,044)        143,834        168,995        (61,613)
                                       -----------      ------------      -----------     -----------     ----------    -----------
                                       (1,937,127)       (4,380,725)       1,467,099        (779,206)      (512,416)       678,794
                                      -----------      ------------      -----------     -----------     ----------    -----------
Net loss on investments ...........    (5,417,247)      (10,626,907)      (1,758,062)     (1,070,250)      (551,034)    (1,997,525)
                                      -----------      ------------      -----------     -----------     ----------    -----------
Net increase in net assets
   resulting from operations ......  $  3,155,229      $ 14,177,368     $  2,045,215    $  1,470,625   $  1,897,768   $  2,143,830
                                      ===========      ============      ===========     ===========     ==========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                TAX-FREE                        PENNSYLVANIA TAX-FREE
                                                            INCOME PORTFOLIO                      INCOME PORTFOLIO
                                                      -----------------------------     ---------------------------------
                                                        FOR THE                            FOR THE
                                                       SIX MONTHS         FOR THE         SIX MONTHS           FOR THE
                                                          ENDED         YEAR ENDED           ENDED           YEAR ENDED
                                                         3/31/00         9/30/99            3/31/00            9/30/99
                                                      ------------     ------------     --------------     --------------
                                                      (UNAUDITED)                        (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................    $  8,572,476     $ 14,717,469     $   24,804,275     $   51,961,222
    Net realized loss on investments and
      futures contracts ..........................      (3,480,120)      (2,220,503)        (6,246,182)        (4,048,885)
    Net unrealized gain (loss) on investments
      and futures contracts ......................      (1,937,127)     (18,419,727)        (4,380,725)       (57,466,238)
                                                      ------------     ------------     --------------     --------------
    Net increase (decrease) in net assets
      resulting from operations ..................       3,155,229       (5,922,761)        14,177,368         (9,553,901)
                                                      ------------     ------------     --------------     --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................      (7,723,705)     (13,919,295)       (22,771,224)       (49,406,294)
    Service Class ................................        (121,776)        (269,328)          (309,935)          (828,260)
    Investor A Class .............................        (138,508)        (301,111)          (751,934)        (1,635,310)
    Investor B Class .............................         (57,016)        (102,808)          (448,995)          (904,150)
    Investor C Class .............................         (36,653)         (84,518)           (17,520)           (28,216)
                                                      ------------     ------------     --------------     --------------
    Total distributions from net investment income      (8,077,658)     (14,677,060)       (24,299,608)       (52,802,230)
                                                      ------------     ------------     --------------     --------------
  Net realized gains:
    Institutional Class ..........................              --       (1,513,860)                --         (2,813,786)
    Service Class ................................              --          (29,710)                --            (53,925)
    Investor A Class .............................              --          (41,111)                --            (94,884)
    Investor B Class .............................              --          (12,418)                --            (51,775)
    Investor C Class .............................              --           (8,813)                --             (1,119)
                                                      ------------     ------------     --------------     --------------
    Total distributions from net realized gains ..              --       (1,605,912)                --         (3,015,489)
                                                      ------------     ------------     --------------     --------------
    Total distributions to shareholders ..........      (8,077,658)     (16,282,972)       (24,299,608)       (55,817,719)
                                                      ------------     ------------     --------------     --------------
Capital share transactions .......................      24,273,369       42,322,574        (95,153,935)         7,792,148
                                                      ------------     ------------     --------------     --------------
    Total increase (decrease) in net assets ......      19,350,940       20,116,841       (105,276,175)       (57,579,472)
                                                      ------------     ------------     --------------     --------------
Net assets:
    Beginning of period ..........................     320,966,037      300,849,196      1,069,656,093      1,127,235,565
                                                      ------------     ------------     --------------     --------------
    End of period ................................    $340,316,977     $320,966,037     $  964,379,918     $1,069,656,093
                                                      ============     ============     ==============     ==============


                                                              NEW JERSEY TAX-FREE                 OHIO TAX-FREE
                                                               INCOME PORTFOLIO                 INCOME PORTFOLIO
                                                        -----------------------------     ----------------------------
                                                           FOR THE                          FOR THE
                                                         SIX MONTHS        FOR THE        SIX MONTHS        FOR THE
                                                            ENDED         YEAR ENDED          ENDED        YEAR ENDED
                                                           3/31/00         9/30/99          3/31/00         9/30/99
                                                        ------------     ------------     -----------     ------------
                                                        (UNAUDITED)                       (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................      $  3,803,277     $  7,943,049     $ 2,540,875     $  4,900,911
    Net realized loss on investments and
      futures contracts ..........................        (3,225,161)        (317,771)       (291,044)        (527,737)
    Net unrealized gain (loss) on investments
      and futures contracts ......................         1,467,099      (10,000,766)       (779,206)      (5,776,893)
                                                        ------------     ------------     -----------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................         2,045,215       (2,375,488)      1,470,625       (1,403,719)
                                                        ------------     ------------     -----------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................        (3,180,730)      (6,647,926)     (2,293,979)      (4,683,783)
    Service Class ................................          (534,291)      (1,353,188)         (5,508)         (18,094)
    Investor A Class .............................           (28,327)         (82,916)        (66,085)        (128,385)
    Investor B Class .............................           (27,373)         (43,732)        (26,802)         (48,033)
    Investor C Class .............................              (293)            (543)         (5,332)         (13,163)
                                                        ------------     ------------     -----------     ------------
    Total distributions from net investment income        (3,771,014)      (8,128,305)     (2,397,706)      (4,891,458)
                                                        ------------     ------------     -----------     ------------
  Net realized gains:
    Institutional Class ..........................                --         (765,260)             --         (405,483)
    Service Class ................................                --         (183,068)             --           (2,601)
    Investor A Class .............................                --           (7,806)             --          (11,809)
    Investor B Class .............................                --           (5,556)             --           (4,713)
    Investor C Class .............................                --               --              --           (2,127)
                                                        ------------     ------------     -----------     ------------
    Total distributions from net realized gains ..                --         (961,690)             --         (426,733)
                                                        ------------     ------------     -----------     ------------
    Total distributions to shareholders ..........        (3,771,014)      (9,089,995)     (2,397,706)      (5,318,191)
                                                        ------------     ------------     -----------     ------------
Capital share transactions .......................        (9,210,500)     (10,069,641)     (1,702,243)      (2,110,008)
                                                        ------------     ------------     -----------     ------------
    Total increase (decrease) in net assets ......       (10,936,299)     (21,535,124)     (2,629,324)      (8,831,918)
                                                        ------------     ------------     -----------     ------------
Net assets:
    Beginning of period ..........................       161,458,670      182,993,794      97,363,096      106,195,014
                                                        ------------     ------------     -----------     ------------
    End of period ................................      $150,522,371     $161,458,670     $94,733,772     $ 97,363,096
                                                        ============     ============     ===========     ============



                                                               DELAWARE TAX-FREE                KENTUCKY TAX-FREE
                                                               INCOME PORTFOLIO                 INCOME PORTFOLIO
                                                         -----------------------------     -----------------------------
                                                           FOR THE                           FOR THE
                                                          SIX MONTHS        FOR THE         SIX MONTHS        FOR THE
                                                            ENDED          YEAR ENDED          ENDED          YEAR ENDED
                                                           3/31/00          9/30/99          3/31/00          9/30/99
                                                         ------------     ------------     ------------     ------------
                                                         (UNAUDITED)                       (UNAUDITED)
Increase (decrease) in net assets:
  Operations:
    Net investment income ........................       $  2,448,802     $  5,088,375     $  4,141,355     $  8,427,282
    Net realized loss on investments and
      futures contracts ..........................            (38,618)        (761,412)      (2,676,319)        (668,435)
    Net unrealized gain (loss) on investments
      and futures contracts ......................           (512,416)      (5,636,561)         678,794       (9,949,729)
                                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets
      resulting from operations ..................          1,897,768       (1,309,598)       2,143,830       (2,190,882)
                                                         ------------     ------------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..........................         (2,375,333)      (5,129,768)      (4,013,954)      (8,452,511)
    Service Class ................................                 (2)              (4)              (2)            (223)
    Investor A Class .............................            (89,084)        (168,639)         (43,752)         (64,408)
    Investor B Class .............................            (52,313)         (95,255)          (3,267)          (6,134)
    Investor C Class .............................            (14,568)         (33,664)         (10,817)          (5,713)
                                                         ------------     ------------     ------------     ------------
    Total distributions from net investment income         (2,531,300)      (5,427,330)      (4,071,792)      (8,528,989)
                                                         ------------     ------------     ------------     ------------
  Net realized gains:
    Institutional Class ..........................                 --       (1,497,785)              --       (1,852,753)
    Service Class ................................                 --               (1)              --               (1)
    Investor A Class .............................                 --          (40,396)              --           (9,588)
    Investor B Class .............................                 --          (26,907)              --               (1)
    Investor C Class .............................                 --          (12,008)              --               (1)
                                                         ------------     ------------     ------------     ------------
    Total distributions from net realized gains ..                 --       (1,577,097)              --       (1,862,344)
                                                         ------------     ------------     ------------     ------------
    Total distributions to shareholders ..........         (2,531,300)      (7,004,427)      (4,071,792)     (10,391,333)
                                                         ------------     ------------     ------------     ------------
Capital share transactions .......................        (10,113,221)       1,976,902       (3,437,840)     (14,456,505)
                                                         ------------     ------------     ------------     ------------
    Total increase (decrease) in net assets ......        (10,746,753)      (6,337,123)      (5,365,802)     (27,038,720)
                                                         ------------     ------------     ------------     ------------
Net assets:
    Beginning of period ..........................        113,188,708      119,525,831      170,429,209      197,467,929
                                                         ------------     ------------     ------------     ------------
    End of period ................................       $102,441,955     $113,188,708     $165,063,407     $170,429,209
                                                         ============     ============     ============     ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 AND 35

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





                                        NET                     NET GAIN                                    NET
                                       ASSET                   (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS     ASSET
                                       VALUE          NET     INVESTMENTS     FROM NET     FROM NET        VALUE
                                     BEGINNING    INVESTMENT (BOTH REALIZED  INVESTMENT    REALIZED        END OF         TOTAL
                                     OF PERIOD      INCOME   AND UNREALIZED)   INCOME       GAINS          PERIOD         RETURN
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5              $10.96        $0.28       $(0.19)       $(0.26)      $   --         $10.79          0.90%
9/30/99                                 11.73         0.52        (0.71)        (0.52)       (0.06)         10.96         (1.68)
9/30/98                                 11.34         0.54         0.44         (0.54)       (0.05)         11.73          8.85
9/30/97                                 10.84         0.56         0.51         (0.57)          --          11.34         10.09
9/30/96                                 10.61         0.49         0.28         (0.54)          --          10.84          7.45
9/30/95                                 10.04         0.53         0.59         (0.53)       (0.02)         10.61         11.54
SERVICE CLASS
10/1/99 through 3/31/00 5              $10.96        $0.27       $(0.19)       $(0.25)      $   --         $10.79          0.75%
9/30/99                                 11.73         0.49        (0.71)        (0.49)       (0.06)         10.96         (1.97)
9/30/98                                 11.34         0.38         0.56         (0.50)       (0.05)         11.73          8.52
9/30/97                                 10.84         0.53         0.50         (0.53)          --          11.34          9.77
9/30/96                                 10.61         0.51         0.23         (0.51)          --          10.84          7.14
9/30/95                                 10.04         0.50         0.59         (0.50)       (0.02)         10.61         11.24
INVESTOR A CLASS
10/1/99 through 3/31/00 5              $10.96        $0.26       $(0.19)       $(0.24)      $   --         $10.79          0.66%3
9/30/99                                 11.73         0.47        (0.71)        (0.47)       (0.06)         10.96         (2.14)3
9/30/98                                 11.34         0.47         0.45         (0.48)       (0.05)         11.73          8.34 3
9/30/97                                 10.84         0.50         0.51         (0.51)          --          11.34          9.58 3
9/30/96                                 10.61         0.45         0.21         (0.43)          --          10.84          6.94 3
9/30/95                                 10.04         0.48         0.59         (0.48)       (0.02)         10.61         10.93 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5              $10.96        $0.22       $(0.19)       $(0.20)      $   --         $10.79          0.28%4
9/30/99                                 11.73         0.38        (0.71)        (0.38)       (0.06)         10.96         (2.87)4
9/30/98                                 11.34         0.40         0.44         (0.40)       (0.05)         11.73          7.53 4
9/30/97                                 10.84         0.44         0.49         (0.43)          --          11.34          8.77 4
7/18/96 1 through 9/30/96               10.74         0.08         0.10         (0.08)          --          10.84          1.72 4
INVESTOR C CLASS
10/1/99 through 3/31/00 5              $10.96        $0.22       $(0.19)       $(0.20)      $   --         $10.79          0.28%4
9/30/99                                 11.73         0.38        (0.71)        (0.38)       (0.06)         10.96         (2.87)4
9/30/98                                 11.34         0.36         0.48         (0.40)       (0.05)         11.73          7.53 4
2/28/97 1 through 9/30/97               11.04         0.28         0.27         (0.25)          --          11.34          5.02 4

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5              $10.52        $0.27       $(0.11)       $(0.26)      $   --         $10.42          1.55%
9/30/99                                 11.15         0.51        (0.59)        (0.52)       (0.03)         10.52         (0.82)
9/30/98                                 10.77         0.52         0.38         (0.52)          --          11.15          8.51
9/30/97                                 10.44         0.53         0.33         (0.53)          --          10.77          8.43
9/30/96                                 10.33         0.52         0.12         (0.53)          --          10.44          6.29
9/30/95                                  9.82         0.52         0.51         (0.52)          --          10.33         10.81
SERVICE CLASS
10/1/99 through 3/31/00 5              $10.52        $0.25       $(0.11)       $(0.24)      $   --         $10.42          1.40%
9/30/99                                 11.15         0.47        (0.59)        (0.48)       (0.03)         10.52         (1.11)
9/30/98                                 10.77         0.47         0.39         (0.48)          --          11.15          8.19
9/30/97                                 10.44         0.50         0.33         (0.50)          --          10.77          8.10
9/30/96                                 10.33         0.50         0.11         (0.50)          --          10.44          5.97
9/30/95                                  9.82         0.50         0.51         (0.50)          --          10.33         10.51
INVESTOR A CLASS
10/1/99 through 3/31/00 5              $10.52        $0.25       $(0.11)       $(0.24)      $   --         $10.42          1.33%3
9/30/99                                 11.15         0.46        (0.59)        (0.47)       (0.03)         10.52         (1.25)3
9/30/98                                 10.77         0.45         0.40         (0.47)          --          11.15          8.04 3
9/30/97                                 10.44         0.48         0.33         (0.48)          --          10.77          7.95 3
9/30/96                                 10.33         0.48         0.11         (0.48)          --          10.44          5.81 3
9/30/95                                  9.82         0.48         0.51         (0.48)          --          10.33         10.30 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5              $10.44        $0.20       $(0.10)       $(0.20)      $   --         $10.34          1.00%4
9/30/99                                 11.15         0.38        (0.62)        (0.44)       (0.03)         10.44         (2.21)4
9/30/98                                 10.77         0.39         0.41         (0.42)          --          11.15          7.56 4
9/30/97                                 10.44         0.40         0.33         (0.40)          --          10.77          7.12 4
9/30/96                                 10.33         0.40         0.11         (0.40)          --          10.44          5.04 4
10/3/94 1 through 9/30/95                9.82         0.42         0.51         (0.42)          --          10.33          9.69 4


                                                                                                   RATIO OF NET
                                                                          RATIO OF                  INVESTMENT
                                          NET                             EXPENSES    RATIO OF NET    INCOME
                                        ASSETS            RATIO OF       TO AVERAGE    INVESTMENT  TO AVERAGE
                                        END OF           EXPENSES TO     NET ASSETS      INCOME     NET ASSETS     PORTFOLIO
                                        PERIOD           AVERAGE NET     (EXCLUDING    TO AVERAGE   (EXCLUDING     TURNOVER
                                         (000)              ASSETS         WAIVERS)     NET ASSETS   WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------
-------------------------
TAX-FREE INCOME PORTFOLIO
-------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5              $  324,230            0.60%2          0.81%2       5.27%2       5.06%2           30%
9/30/99                                   302,319            0.60            0.82         4.57         4.35            104
9/30/98                                   285,921            0.60            0.88         4.61         4.33            100
9/30/97                                     9,419            0.55            0.90         5.07         4.72            262
9/30/96                                     8,350            0.55            0.89         5.10         4.78            268
9/30/95                                       271            0.52            1.30         5.19         4.41             92
SERVICE CLASS
10/1/99 through 3/31/00 5              $    5,566            0.90%2          1.11%2       4.97%2       4.76%2           30%
9/30/99                                     5,754            0.90            1.12         4.27         4.05            104
9/30/98                                     5,430            0.88            1.16         4.34         4.06            100
9/30/97                                    58,779            0.85            1.20         4.76         4.41            262
9/30/96                                    36,161            0.85            1.18         4.88         4.56            268
9/30/95                                     4,713            0.80            1.57         4.92         4.15             92
INVESTOR A CLASS
10/1/99 through 3/31/00 5              $    6,077            1.07%2          1.28%2       4.80%2       4.59%2           30%
9/30/99                                     6,591            1.07            1.29         4.10         3.88            104
9/30/98                                     6,440            1.05            1.33         4.17         3.89            100
9/30/97                                     5,530            1.02            1.37         4.60         4.25            262
9/30/96                                     4,873            1.04            1.37         4.67         4.35            268
9/30/95                                     6,591            1.00            1.78         4.74         3.96             92
INVESTOR B CLASS
10/1/99 through 3/31/00 5              $    2,764            1.82%2          2.03%2       4.05%2       3.84%2           30%
9/30/99                                     3,434            1.82            2.04         3.35         3.13            104
9/30/98                                     2,034            1.79            2.07         3.39         3.11            100
9/30/97                                       926            1.75            2.10         3.65         3.30            262
7/18/96 1 through 9/30/96                      10            1.65 2          1.98 2       3.84 2       3.51 2          268
INVESTOR C CLASS
10/1/99 through 3/31/00 5              $    1,680            1.82%2          2.03%2       4.05%2       3.84%2          30%
9/30/99                                     2,868            1.82            2.04         3.35         3.13            104
9/30/98                                     1,024            1.70            1.98         3.19         2.91            100
2/28/97 1 through 9/30/97                      --            1.70 2          2.05 2       3.95 2       3.60 2          262

--------------------------------------
PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5              $  897,989            0.60%2          0.80%2       5.16%2       4.96%2           17%
9/30/99                                   994,381            0.60            0.79         4.67         4.48             28
9/30/98                                 1,054,070            0.58            0.82         4.66         4.42             43
9/30/97                                     5,108            0.55            0.86         4.97         4.66             97
9/30/96                                     3,609            0.55            0.85         5.01         4.72            119
9/30/95                                     2,092            0.52            0.84         5.23         4.91             66
SERVICE CLASS
10/1/99 through 3/31/00 5              $   14,465            0.90%2          1.10%2       4.88%2       4.68%2           17%
9/30/99                                    14,132            0.90            1.09         4.37         4.18             28
9/30/98                                    20,669            0.86            1.10         4.39         4.15             43
9/30/97                                    50,395            0.85            1.16         4.67         4.36             97
9/30/96                                    34,297            0.85            1.15         4.74         4.44            119
9/30/95                                    13,815            0.79            1.11         5.04         4.72             66
INVESTOR A CLASS
10/1/99 through 3/31/00 5              $   29,233            1.07%2          1.27%2       4.71%2       4.51%2          17%
9/30/99                                    36,634            1.04            1.23         4.23         4.04             28
9/30/98                                    34,712            1.01            1.25         4.25         4.01             43
9/30/97                                    32,900            0.97            1.30         4.54         4.23             97
9/30/96                                    38,031            1.00            1.30         4.58         4.29            119
9/30/95                                    42,775            0.98            1.30         4.88         4.56             66
INVESTOR B CLASS
10/1/99 through 3/31/00 5              $   22,014            1.82%2          2.02%2       3.96%2       3.76%2           17%
9/30/99                                    23,602            1.82            2.00         3.45         3.26             28
9/30/98                                    17,601            1.78            2.02         3.46         3.22             43
9/30/97                                    12,388            1.76            2.07         3.73         3.42             97
9/30/96                                     7,974            1.74            2.03         3.81         3.51            119
10/3/94 1 through 9/30/95                   4,008            1.57 2          1.89 2       4.07 2       3.75 2           66



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36 AND 37

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                      NET                     NET GAIN                                     NET
                                     ASSET                    (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS     ASSET
                                     VALUE           NET     INVESTMENTS     FROM NET     FROM NET        VALUE
                                   BEGINNING     INVESTMENT (BOTH REALIZED  INVESTMENT    REALIZED        END OF         TOTAL
                                   OF PERIOD       INCOME   AND UNREALIZED)   INCOME       GAINS          PERIOD         RETURN
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/99 through 3/31/00 5           $10.48         $0.20       $(0.11)       $(0.20)       $   --       $10.37          1.00%4
9/30/99                              11.15          0.39        (0.59)        (0.44)        (0.03)       10.48         (1.93)4
8/14/98 1 through 9/30/98            11.00          0.42         0.15         (0.42)           --        11.15          7.56 4

------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5           $11.30         $0.28       $(0.12)       $(0.28)       $   --       $11.18          1.42%
9/30/99                              12.07          0.54        (0.70)        (0.55)        (0.06)       11.30         (1.35)
5/4/98 1 through 9/30/98             11.71          0.23         0.36         (0.23)           --        12.07          8.38
SERVICE CLASS
10/1/99 through 3/31/00 5           $11.30         $0.26       $(0.12)       $(0.26)       $   --       $11.18          1.27%
9/30/99                              12.07          0.51        (0.70)        (0.52)        (0.06)       11.30         (1.65)
9/30/98                              11.65          0.52         0.42         (0.52)           --        12.07          8.28
9/30/97                              11.27          0.52         0.37         (0.51)           --        11.65          8.11
2/1/96 through 9/30/96               11.61          0.73        (0.32)        (0.75)           --        11.27          0.15
3/1/95 through 1/31/96               10.94          0.46         0.65         (0.44)           --        11.61         10.35
2/28/95                              11.31          0.51        (0.36)        (0.51)        (0.01)       10.94          1.49
INVESTOR A CLASS
10/1/99 through 3/31/00 5           $11.30         $0.25       $(0.12)       $(0.25)       $   --       $11.18          1.18%3
9/30/99                              12.07          0.48        (0.69)        (0.50)        (0.06)       11.30         (1.82)3
9/30/98                              11.65          0.50         0.42         (0.50)           --        12.07          8.10 3
9/30/97                              11.27          0.51         0.37         (0.50)           --        11.65          7.94 3
2/1/96 through 9/30/96               11.61          0.34        (0.34)        (0.34)           --        11.27         (0.01)3
1/26/96 1 through 1/31/96            11.54            --         0.07            --            --        11.61          0.63 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5           $11.30         $0.21       $(0.12)       $(0.21)       $   --       $11.18          0.80%4
9/30/99                              12.07          0.40        (0.70)        (0.41)        (0.06)       11.30         (2.55)4
9/30/98                              11.65          0.41         0.42         (0.41)           --        12.07          7.30 4
9/30/97                              11.27          0.41         0.38         (0.41)           --        11.65          7.14 4
7/2/96 1 through 9/30/96             11.15          0.09         0.12         (0.09)           --        11.27          2.04 4
INVESTOR C CLASS
10/1/99 through 3/3/00 5            $11.30         $0.18       $(0.26)       $(0.18)       $   --       $11.04         (0.75)%4
12/9/98 1 through 9/30/99            11.98          0.32        (0.67)        (0.33)           --        11.30         (3.02)4

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5           $10.19         $0.27       $(0.11)       $(0.25)       $   --       $10.10          1.64%
9/30/99                              10.88          0.47        (0.65)        (0.47)        (0.04)       10.19         (1.38)
9/30/98                              10.50          0.48         0.37         (0.47)           --        10.88          8.56
9/30/97                              10.15          0.51         0.34         (0.50)           --        10.50          8.53
9/30/96                              10.05          0.50         0.10         (0.50)           --        10.15          6.12
9/30/95                               9.60          0.55         0.45         (0.55)           --        10.05         10.75
SERVICE CLASS
10/1/99 through 3/31/00 5           $10.19         $0.25       $(0.11)       $(0.24)       $   --       $10.09          1.39%
9/30/99                              10.88          0.47        (0.65)        (0.47)        (0.04)       10.19         (1.68)
9/30/98                              10.50          0.48         0.37         (0.47)           --        10.88          8.23
9/30/97                              10.15          0.47         0.35         (0.47)           --        10.50          8.21
9/30/96                              10.05          0.48         0.10         (0.48)           --        10.15          5.80
9/30/95                               9.60          0.52         0.45         (0.52)           --        10.05         10.45
INVESTOR A CLASS
10/1/99 through 3/31/00 5           $10.19         $0.20       $(0.10)       $(0.19)       $   --       $10.10          1.41%3
9/30/99                              10.88          0.45        (0.65)        (0.45)        (0.04)       10.19         (1.85)3
9/30/98                              10.50          0.45         0.38         (0.45)           --        10.88          8.05 3
9/30/97                              10.15          0.45         0.35         (0.45)           --        10.50          8.03 3
9/30/96                              10.05          0.46         0.10         (0.46)           --        10.15          5.66 3
9/30/95                               9.60          0.52         0.45         (0.52)           --        10.05         10.46 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5           $10.19         $0.20       $(0.10)       $(0.19)       $   --       $10.10          1.03%4
9/30/99                              10.88          0.37        (0.65)        (0.37)        (0.04)       10.19         (2.58)4
9/30/98                              10.50          0.37         0.38         (0.37)           --        10.88          7.25 4
9/30/97                              10.15          0.37         0.35         (0.37)           --        10.50          7.23 4
9/30/96                              10.05          0.38         0.10         (0.38)           --        10.15          4.87 4
10/13/94 1 through 9/30/95            9.58          0.42         0.47         (0.42)           --        10.05          9.33 4





                                                                                                RATIO OF NET
                                                                        RATIO OF                 INVESTMENT
                                           NET                          EXPENSES    RATIO OF NET   INCOME
                                         ASSETS         RATIO OF       TO AVERAGE    INVESTMENT  TO AVERAGE
                                         END OF        EXPENSES TO     NET ASSETS      INCOME     NET ASSETS     PORTFOLIO
                                         PERIOD        AVERAGE NET     (EXCLUDING    TO AVERAGE   (EXCLUDING     TURNOVER
                                          (000)           ASSETS         WAIVERS)     NET ASSET    WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/99 through 3/31/00 5               $    679         1.82%2          2.02%2         3.96%2       3.76%2            17%
9/30/99                                      907         1.82            1.97           3.45         3.26              28
8/14/98 1 through 9/30/98                    184         1.58 2          1.82 2         2.98 2       2.74 2            43

------------------------------------
NEW JERSEY TAX-FREE INCOME PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5               $126,684         0.60%2          0.81%2         5.05%2       4.84%2            54%
9/30/99                                  134,046         0.60            0.81           4.59         4.37              43
5/4/98 1 through 9/30/98                 145,708         0.60 2          0.90 2         4.67 2       4.37 2            24
SERVICE CLASS
10/1/99 through 3/31/00 5               $ 21,071         0.90%2          1.11%2         4.75%2       4.54%2            54%
9/30/99                                   24,626         0.90            1.11           4.28         4.07              43
9/30/98                                   34,803         0.88            1.18           4.37         4.07              24
9/30/97                                   84,596         0.85            1.17           4.59         4.27              77
2/1/96 through 9/30/96                    88,077         0.85 2          1.17 2         4.44 2       4.13 2           109
3/1/95 through 1/31/96                    97,976         0.88 2          0.90 2         4.43 2       4.41 2            26
2/28/95                                   96,857         0.79            0.87           4.71         4.63              28
INVESTOR A CLASS
10/1/99 through 3/31/00 5               $  1,231         1.07%2          1.28%2         4.58%2       4.37%2            54%
9/30/99                                    1,328         1.07            1.28           4.11         3.90              43
9/30/98                                    1,432         1.06            1.36           4.26         3.96              24
9/30/97                                    1,548         1.02            1.34           4.41         4.09              77
2/1/96 through 9/30/96                       894         1.01 2          1.33 2         4.29 2       3.98 2           109
1/26/96 1 through 1/31/96                     14         1.02 2          1.36 2         2.79 2       2.45 2            26
INVESTOR B CLASS
10/1/99 through 3/31/00 5               $  1,537         1.82%2          2.03%2         3.83%2       3.62%2            54%
9/30/99                                    1,440         1.82            2.03           3.36         3.15              43
9/30/98                                    1,051         1.80            2.10           3.43         3.13              24
9/30/97                                      767         1.74            2.06           3.60         3.28 2            77
7/2/96 1 through 9/30/96                      30         1.74 2          2.06 2         3.48 2       3.16 2           109
INVESTOR C CLASS
10/1/99 through 3/3/00 5                $     -- 6       1.82%2          2.03%2         3.83%2       3.62%2            54%
12/9/98 1 through 9/30/99                     19         1.82            2.03           3.36         3.15              43

------------------------------
OHIO TAX-FREE INCOME PORTFOLIO
------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5               $ 89,750         0.60%2          0.82%2         5.40%2       5.18%2            10%
9/30/99                                   92,455         0.60            0.81           4.75         4.54              23
9/30/98                                  101,066         0.60            0.93           4.64         4.31              77
9/30/97                                      928         0.55            1.06           4.80         4.29              87
9/30/96                                      409         0.51            1.10           4.96         4.37             136
9/30/95                                      200         0.12            1.19           5.61         4.54              63
SERVICE CLASS
10/1/99 through 3/31/00 5               $     38         0.90%2          1.12%2         5.10%2       4.88%2            10%
9/30/99                                      254         0.90            1.11           4.45         4.24              23
9/30/98                                      712         0.88            1.21           4.37         4.04              77
9/30/97                                    7,421         0.85            1.36           4.51         4.00              87
9/30/96                                    6,377         0.79            1.38           4.69         4.10             136
9/30/95                                    5,150         0.39            1.46           5.39         4.31              63
INVESTOR A CLASS
10/1/99 through 3/31/00 5               $  3,118         1.07%2          1.29%2         4.93%2       4.71%2            10%
9/30/99                                    3,036         1.07            1.28           4.28         4.07              23
9/30/98                                    2,774         1.06            1.39           4.22         3.89              77
9/30/97                                    2,614         1.02            1.53           4.35         3.84              87
9/30/96                                    2,833         0.91            1.50           4.57         3.98             136
9/30/95                                    3,303         0.38            1.45           5.42         4.35              63
INVESTOR B CLASS
10/1/99 through 3/31/00 5               $  1,429         1.82%2          2.04%2         4.18%2       3.96%2            10%
9/30/99                                    1,426         1.82            2.03           3.53         3.32              23
9/30/98                                    1,116         1.79            2.12           3.41         3.08              77
9/30/97                                      622         1.75            2.26           3.52         3.01              87
9/30/96                                      161         1.66            2.26           3.80         3.21             136
10/13/94 1 through 9/30/95                   106         1.17 2          2.25 2         4.48 2       3.41 2            63


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38 AND 39

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                       NET                     NET GAIN                                   NET
                                      ASSET                   (LOSS) ON   DISTRIBUTIONS DISTRIBUTIONS    ASSET
                                     VALUE           NET     INVESTMENTS     FROM NET     FROM NET       VALUE
                                   BEGINNING     INVESTMENT (BOTH REALIZED  INVESTMENT    REALIZED       END OF        TOTAL
                                   OF PERIOD       INCOME   AND UNREALIZED)   INCOME       GAINS         PERIOD        RETURN
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/99 through 3/31/00 5           $10.19         $0.20       $(0.10)       $(0.19)       $   --       $10.10          1.03%4
9/30/99                              10.88          0.37        (0.65)        (0.37)        (0.04)       10.19         (2.58)4
8/26/98 1 through 9/30/98            10.74          0.03         0.14         (0.03)           --        10.88          1.60 4

----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5           $ 9.62         $0.23       $(0.04)       $(0.23)       $   --       $ 9.58          2.03%
9/30/99                              10.33          0.44        (0.54)        (0.47)        (0.14)        9.62         (1.10)
5/11/98 1 through 9/30/98            10.00          0.17         0.34         (0.18)           --        10.33          5.16
SERVICE CLASS
10/1/99 through 3/31/00 5           $ 9.62         $0.22       $(0.04)       $(0.22)       $   --       $ 9.58          1.88%
9/30/99                              10.33          0.44        (0.57)        (0.44)        (0.14)        9.62         (1.40)
5/11/981 through 9/30/98             10.00          0.16         0.34         (0.17)           --        10.33          5.04
INVESTOR A CLASS
10/1/99 through 3/31/00 5           $ 9.62         $0.21       $(0.04)       $(0.21)       $   --       $ 9.58          1.80%3
9/30/99                              10.33          0.39        (0.54)        (0.42)        (0.14)        9.62         (1.57)3
5/11/98 1 through 9/30/98            10.00          0.15         0.34         (0.16)           --        10.33          4.97 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5           $ 9.62         $0.17       $(0.04)       $(0.17)       $   --       $ 9.58          1.42%4
9/30/99                              10.33          0.32        (0.54)        (0.35)        (0.14)        9.62         (2.31)4
5/11/98 1 through 9/30/98            10.00          0.12         0.34         (0.13)           --        10.33          4.67 4
INVESTOR C CLASS
10/1/99 through 3/31/00 5           $ 9.62         $0.17       $(0.04)       $(0.17)       $   --       $ 9.58          1.42%4
9/30/99                              10.33          0.32        (0.54)        (0.35)        (0.14)        9.62         (2.31)4
5/11/98 1 through 9/30/98            10.00          0.12         0.34         (0.13)           --        10.33          4.67 4

----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5           $ 9.63         $0.23       $(0.11)       $(0.23)        $  --       $ 9.52          1.30%
9/30/99                              10.31          0.45        (0.57)        (0.46)        (0.10)        9.63         (1.23)
5/11/98 1 through 9/30/98            10.00          0.18         0.31         (0.18)           --        10.31          4.95
SERVICE CLASS
10/1/99 through 3/31/00 5           $ 9.63         $0.22       $(0.11)       $(0.22)       $   --       $ 9.52          1.15%
9/30/99                              10.31          0.44        (0.59)        (0.43)        (0.10)        9.63         (1.52)
5/11/98 1 through 9/30/98            10.00          0.19         0.29         (0.17)           --        10.31          4.82
INVESTOR A CLASS
10/1/99 through 3/31/00 5           $ 9.63         $0.21       $(0.11)       $(0.21)       $   --       $ 9.52          1.06%3
9/30/99                              10.31          0.40        (0.57)        (0.41)        (0.10)        9.63         (1.69)3
5/11/98 1 through 9/30/98            10.00          0.16         0.31         (0.16)           --        10.31          4.76 3
INVESTOR B CLASS
10/1/99 through 3/31/00 5           $ 9.63         $0.17       $(0.11)       $(0.17)       $   --       $ 9.52          0.68%4
9/30/99                              10.31          0.34        (0.58)        (0.34)        (0.10)        9.63         (2.43)4
5/11/98 1 through 9/30/98            10.00          0.15         0.29         (0.13)           --        10.31          4.45 4
INVESTOR C CLASS
10/1/99 through 3/31/00 5           $ 9.63         $0.19       $(0.11)       $(0.17)       $   --       $ 9.54          0.89%4
9/30/99                              10.31          0.33        (0.57)        (0.34)        (0.10)        9.63         (2.43)4
5/11/98 1 through 9/30/98            10.00          0.15         0.29         (0.13)           --        10.31          4.45 4



                                                                                                 RATIO OF NET
                                                                        RATIO OF                  INVESTMENT
                                          NET                          EXPENSES     RATIO OF NET   INCOME
                                         ASSETS          RATIO OF      TO AVERAGE    INVESTMENT  TO AVERAGE
                                         END OF         EXPENSES TO    NET ASSETS      INCOME     NET ASSETS     PORTFOLIO
                                         PERIOD         AVERAGE NET    (EXCLUDING    TO AVERAGE   (EXCLUDING     TURNOVER
                                         (000)            ASSETS        WAIVERS)     NET ASSETS    WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/99 through 3/31/00 5               $    399          1.82%2         2.04%2         4.18%2       3.96%2            10%
9/30/99                                      192          1.82           2.03           3.53         3.32              23
8/26/98 1 through 9/30/98                    527          1.71 2         2.04 2         2.82 2       2.49 2            77

----------------------------------
DELAWARE TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5               $ 95,903          0.70%2         0.92%2         5.40%2       5.18%2             3%
9/30/99                                  104,683          0.70           0.86           4.38         4.22              31
5/11/98 1 through 9/30/98                114,524          0.70 2         0.88 2         4.18 2       4.00 2            54
SERVICE CLASS
10/1/99 through 3/31/00 5                     --          1.00%2         1.22%2         5.10%2       4.88%2             3%
9/30/99                                       --          1.00           1.16           4.08         3.92              31
5/11/98 1 through 9/30/98                     --          0.67 2         0.85 2         5.00 2       4.82 2            54
INVESTOR A CLASS
10/1/99 through 3/31/00 5               $  3,878          1.17%2         1.39%2         4.93%2       4.71%2             3%
9/30/99                                    4,468          1.17           1.33           3.91         3.75              31
5/11/98 1 through 9/30/98                  2,546          1.15 2         1.33 2         3.68 2       3.50 2            54
INVESTOR B CLASS
10/1/99 through 3/31/00 5               $  1,994          1.92%2         2.14%2         4.18%2       3.96%2             3%
9/30/99                                    3,149          1.92           2.08           3.16         3.00              31
5/11/98 1 through 9/30/98                  1,740          1.83 2         2.01 2         2.89 2       2.71 2            54
INVESTOR C CLASS
10/1/99 through 3/31/00 5               $    668          1.92%2         2.14%2         4.18%2       3.96%2             3%
9/30/99                                      889          1.92           2.08           3.16         3.00              31
5/11/98 1 through 9/30/98                    716          1.89 2         2.07 2         2.81 2       2.63 2            54

----------------------------------
KENTUCKY TAX-FREE INCOME PORTFOLIO
----------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 5               $160,902          0.70%2         0.96%2         5.01%2       4.75%2            30%
9/30/99                                  167,799          0.70           0.88           4.56         4.38              25
5/11/98 1 through 9/30/98                196,493          0.70 2         0.95 2         4.54 2       4.29 2             7
SERVICE CLASS
10/1/99 through 3/31/00 5                     --          1.00%2         1.26%2         4.71%2       4.45%2            30%
9/30/99                                       --          1.00           1.18           4.26         4.08              25
5/11/98 1 through 9/30/98                     --          0.67 2         0.92 2         5.00 2       4.75 2             7
INVESTOR A CLASS
10/1/99 through 3/31/00 5               $  3,391          1.17%2         1.43%2         4.54%2       4.28%2            30%
9/30/99                                    1,856          1.17           1.35           4.09         3.91              25
5/11/98 1 through 9/30/98                    975          1.17 2         1.42 2         4.07 2       3.82 2             7
INVESTOR B CLASS
10/1/99 through 3/31/00 5               $    165          1.92%2         2.18%2         3.79%2       3.53%2            30%
9/30/99                                      203          1.92           2.10           3.34         3.16              25
5/11/98 1 through 9/30/98                     --          0.67 2         0.92 2         0.64 2       0.39 2             7
INVESTOR C CLASS
10/1/99 through 3/31/00 5               $    605          1.92%2         2.18%2         3.79%2       3.53%2            30%
9/30/99                                      571          1.92           2.10           3.34         3.16              25
5/11/98 1 through 9/30/98                     --          0.67 2         0.92 2         5.00 2       4.75 2             7


1  Commencement of operations of share class.
2  Annualized.
3  Sales load not reflected in total return.
4  Contingent  deferred sales load not reflected in total return.
5  Unaudited.
6  There were no Investor C shares outstanding as of March 31, 2000.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


41 AND 41

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund currently has 36 publicly-offered portfolios, six of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.



         Portfolio                                                      Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                             Institutional           Service            Investor A            Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                         Contractual  Actual   Contractual Actual  Contractual Actual     Contractual Actual  Contractual  Actual
                            Fees      Fees(4)    Fees(1)   Fees(4)   Fees(2)   Fees(4)      Fees(3)   Fees(4)   Fees(3)    Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income              None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Tax-Free Income   None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Income         None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Income     None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------
Kentucky Tax-Free Income     None      None       0.30%     0.30%      0.50%    0.40%        1.15%     1.15%     1.15%      1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of March 31, 2000.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.


(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
As of March 31, 2000, there were no securities valued in accordance with such procedures.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

                                 BLACKROCK FUNDS

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge municipal securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolios at March 31, 2000.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc.("BFM"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                         TAX-FREE INCOME, PENNSYLVANIA                     DELAWARE TAX-FREE
                                TAX-FREE INCOME, NEW JERSEY TAX-FREE INCOME AND           INCOME AND KENTUCKY
                                        OHIO TAX-FREE INCOME PORTFOLIOS               TAX-FREE INCOME PORTFOLIOS
                                -----------------------------------------------       ----------------------------
                                                  INVESTMENT                                  INVESTMENT
 AVERAGE DAILY NET ASSETS                        ADVISORY FEE                                ADVISORY FEE
 --------------------------     -----------------------------------------------       ----------------------------
 first $1 billion                                    .500%                                       .550%
 $1 billion-- $2 billion                             .450                                        .500
 $2 billion-- $3 billion                             .425                                        .475
 greater than $3 billion                             .400                                        .450


                                 BLACKROCK FUNDS

     For the period ended March 31, 2000, advisory fees and waivers for each Portfolio were as follows:



                                                                 GROSS                             NET ADVISORY
                                                             ADVISORY FEE           WAIVER              FEE
                                                            --------------      ---------------   ---------------
     Tax-Free Income Portfolio ..........................      $  826,463           $353,724        $  472,739
     Pennsylvania Tax-Free Income Portfolio .............       2,449,500            991,138         1,458,362
     New Jersey Tax-Free Income Portfolio ...............         384,793            158,154           226,639
     Ohio Tax-Free Income Portfolio .....................         239,351            104,121           135,230
     Delaware Tax-Free Income Portfolio .................         289,190             91,067           198,123
     Kentucky Tax-Free Income Portfolio .................         459,813            216,131           243,682


     BlackRock pays BFM fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock, Inc. ("BDI") act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .145% of the first $500 million, .135% of the next $500 million and .125% of assets in excess of $1 billion.

     For the period ended March 31, 2000, administration fees and waivers for each Portfolio were as follows:

                                                                          GROSS                                NET
                                                                   ADMINISTRATION FEE       WAIVER      ADMINISTRATION FEE
                                                                   ------------------     ----------    ------------------
     Tax-Free Income Portfolio .................................       $  380,174         $   --           $  380,174
     Pennsylvania Tax-Free Income Portfolio ....................        1,078,863             --            1,078,863
     New Jersey Tax-Free Income Portfolio ......................          177,005             --              177,005
     Ohio Tax-Free Income Portfolio ............................          110,101             --              110,101
     Delaware Tax-Free Income Portfolio ........................          120,934             --              120,934
     Kentucky Tax-Free Income Portfolio ........................          192,285             --              192,285



     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Tax-Free Income Portfolio ..........................   .485%    $  780,187
     Pennsylvania Tax-Free Income Portfolio .............   .470%     2,088,884
     New Jersey Tax-Free Income Portfolio ...............   .475%       357,269
     Ohio Tax-Free Income Portfolio .....................   .515%       256,325
     Delaware Tax-Free Income Portfolio .................   .585%       221,117
     Kentucky Tax-Free Income Portfolio .................   .585%       464,209

                                 BLACKROCK FUNDS

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc., as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service
Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 2000, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                  PURCHASES            SALES
                                               --------------      -------------
Tax-Free Income Portfolio ...................   $106,312,389        $95,358,291
Pennsylvania Tax-Free Income Portfolio ......    169,412,846        261,014,761
New Jersey Tax-Free Income Portfolio ........     81,292,560         90,927,337
Ohio Tax-Free Income Portfolio ..............      9,157,269         18,595,589
Delaware Tax-Free Income Portfolio ..........      3,459,260         12,960,228
Kentucky Tax-Free Income Portfolio ..........     50,083,704         50,903,821

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                  TAX-FREE INCOME PORTFOLIO
                                                 --------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                          3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       ------------- ----------------
                                                    SHARES              VALUE            SHARES              VALUE
                                                 -----------        ------------       ----------        ------------
Shares sold:
     Institutional Class ..................       13,365,522       $ 142,597,887        6,853,081       $ 78,835,003
     Service Class ........................          139,774           1,497,087          592,049          6,816,763
     Investor A Class .....................           91,627             978,777          297,198          3,434,092
     Investor B Class .....................           35,922             381,524          181,706          2,101,564
     Investor C Class .....................          219,156           2,326,605          220,502          2,549,447
Shares issued in reinvestment of dividends:
     Institutional Class ..................            4,204              45,120          122,167          1,410,417
     Service Class ........................            7,034              75,315           14,682            168,519
     Investor A Class .....................            8,724              93,361           17,690            203,137
     Investor B Class .....................            4,093              43,818            6,589             75,421
     Investor C Class .....................            1,198              12,816            1,241             14,108
Shares redeemed:
     Institutional Class ..................      (10,905,633)       (116,133,101)      (3,771,833)       (42,951,830)
     Service Class ........................         (155,842)         (1,663,266)        (544,873)        (6,243,891)
     Investor A Class .....................         (138,458)         (1,478,002)        (262,638)        (3,002,374)
     Investor B Class .....................          (97,198)         (1,033,537)         (48,379)          (551,451)
     Investor C Class .....................         (326,255)         (3,471,035)         (47,428)          (536,351)
                                                 -----------        ------------       ----------        -----------
Net increase ..............................        2,253,868       $  24,273,369        3,631,754       $ 42,322,574
                                                 ===========       =============        =========       ============

                                 BLACKROCK FUNDS


                                                                 PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                 -------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       -----------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                                 -----------       -------------       ----------       ------------
Shares sold:
     Institutional Class ..................       13,611,236       $ 140,050,688       11,936,803       $130,738,719
     Service Class ........................          425,511           4,401,357        1,946,331         21,480,866
     Investor A Class .....................          295,774           3,047,196        1,933,552         21,220,399
     Investor B Class .....................          213,750           2,208,672          893,028          9,815,318
     Investor C Class .....................           19,212             198,833           79,677            875,012
Shares issued in reinvestment of dividends:
     Institutional Class ..................              315               3,259          235,781          2,600,638
     Service Class ........................           23,468             242,435           62,177            682,388
     Investor A Class .....................           46,128             477,024           95,111          1,041,492
     Investor B Class .....................           30,165             310,381           52,982            579,108
     Investor C Class .....................               93                 958               --                 --
Shares redeemed:
     Institutional Class ..................      (21,979,428)       (227,139,853)     (12,182,730)      (132,469,686)
     Service Class ........................         (404,382)         (4,168,257)      (2,518,041)       (27,664,097)
     Investor A Class .....................       (1,019,457)        (10,528,968)      (1,659,281)       (18,131,789)
     Investor B Class .....................         (375,164)         (3,842,398)        (264,644)        (2,874,022)
     Investor C Class .....................          (40,483)           (415,262)          (9,603)          (102,198)
                                                 -----------       -------------       ----------       ------------
Net increase (decrease) ...................       (9,153,262)      $ (95,153,935)         601,143       $  7,792,148
                                                 ===========       =============       ==========       ============



                                                                NEW JERSEY TAX-FREE INCOME PORTFOLIO
                                                 -------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       -----------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                                 -----------       -------------       ----------       ------------
Shares sold:
     Institutional Class ..................        1,015,689       $  11,287,400        1,703,003       $ 20,079,320
     Service Class ........................           79,753             887,540          950,377         11,254,931
     Investor A Class .....................           46,676             520,709          157,686          1,867,021
     Investor B Class .....................           57,963             644,464           66,909            786,813
     Investor C Class .....................               --                  --            1,670             20,007
Shares issued in reinvestment of dividends:
     Institutional Class ..................                1                  16           53,037            631,145
     Service Class ........................           35,494             395,254          103,507          1,224,840
     Investor A Class .....................            1,346              14,980            3,615             42,510
     Investor B Class .....................            2,075              23,076            3,374             39,760
     Investor C Class .....................               --                  --               --                 --
Shares redeemed:
     Institutional Class ..................       (1,548,824)        (17,236,074)      (1,962,315)       (23,087,074)
     Service Class ........................         (410,240)         (4,557,290)      (1,757,218)       (20,710,957)
     Investor A Class .....................          (55,316)           (615,668)        (162,460)        (1,871,831)
     Investor B Class .....................          (50,045)           (556,470)         (29,876)          (346,126)
     Investor C Class .....................           (1,670)            (18,437)              --                 --
                                                 -----------       -------------       ----------       ------------
Net decrease ..............................         (827,098)      $  (9,210,500)        (868,691)      $(10,069,641)
                                                 ===========       =============       ==========       ============


                                 BLACKROCK FUNDS

                                                                OHIO TAX-FREE INCOME PORTFOLIO
                                                 -------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       -----------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                                 -----------       -------------       ----------       ------------
Shares sold:
     Institutional Class ..................        1,558,523        $ 15,533,792          800,308       $  8,533,006
     Service Class ........................              138               1,363              650              7,042
     Investor A Class .....................           73,895             734,493          113,310          1,204,578
     Investor B Class .....................           17,905             178,012           40,768            440,491
     Investor C Class .....................           20,191             200,098           18,577            201,834
Shares issued in reinvestment of dividends:
     Institutional Class ..................               22                 220           36,794            395,170
     Service Class ........................               --                  --               81                867
     Investor A Class .....................            4,301              43,044            8,778             93,451
     Investor B Class .....................            1,813              18,140            3,410             36,270
     Investor C Class .....................              457               4,566              605              6,427
Shares redeemed:
     Institutional Class ..................       (1,745,116)        (17,347,327)      (1,052,010)       (11,152,663)
     Service Class ........................          (21,304)           (214,390)         (41,330)          (444,458)
     Investor A Class .....................          (67,398)           (673,477)         (79,124)          (838,187)
     Investor B Class .....................          (18,150)           (180,777)          (6,775)           (70,482)
     Investor C Class .....................               --                  --          (48,754)          (523,354)
                                                 -----------       -------------       ----------       ------------
Net decrease ..............................         (174,723)       $ (1,702,243)        (204,712)      $ (2,110,008)
                                                 ===========        ============         ========       ============



                                                                 DELAWARE TAX-FREE INCOME PORTFOLIO
                                                 -------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       -----------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                                 -----------       -------------       ----------       ------------
Shares sold:
     Institutional Class ..................          597,223       $   5,643,852        1,576,276       $ 15,667,167
     Service Class ........................               --                  --               --                 --
     Investor A Class .....................            4,380              41,404          336,725          3,400,904
     Investor B Class .....................            1,442              13,678          155,502          1,583,445
     Investor C Class .....................            4,836              45,729           46,775            478,010
Shares issued in reinvestment of dividends:
     Institutional Class ..................               --                   2          144,431          1,460,200
     Service Class ........................               --                   2               --                  5
     Investor A Class .....................            2,803              26,574            7,070             71,006
     Investor B Class .....................            2,400              22,750            5,851             58,794
     Investor C Class .....................              464               4,391              464              4,610
Shares redeemed:
     Institutional Class ..................       (1,461,503)        (13,856,235)      (1,925,198)       (19,240,639)
     Service Class ........................               --                  --               --                 --
     Investor A Class .....................          (66,526)           (631,451)        (125,943)        (1,245,406)
     Investor B Class .....................         (122,893)         (1,160,457)          (2,496)           (25,055)
     Investor C Class .....................          (27,952)           (263,460)         (24,169)          (236,139)
                                                  ----------        ------------       ----------       ------------
Net increase (decrease) ...................       (1,065,326)       $(10,113,221)         195,288       $  1,976,902
                                                  ==========        ============       ==========       ============


                                 BLACKROCK FUNDS


                                                                  KENTUCKY TAX-FREE INCOME PORTFOLIO
                                                 -------------------------------------------------------------------
                                                       FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                                         3/31/00 (UNAUDITED)                    9/30/99
                                                 -------------------------------       -----------------------------
                                                    SHARES             VALUE             SHARES             VALUE
                                                 -----------       -------------       ----------       ------------
Shares sold:
     Institutional Class ..................        1,187,126       $  11,246,083        2,121,093       $ 21,304,021
     Service Class ........................               --                  --           11,768            119,792
     Investor A Class .....................          226,208           2,132,698          217,238          2,164,448
     Investor B Class .....................               11                 105           32,197            325,615
     Investor C Class .....................           11,001             104,428           67,325            663,776
Shares issued in reinvestment of dividends:
     Institutional Class ..................            1,445              13,644          176,567          1,786,848
     Service Class ........................               --                   2               --                  5
     Investor A Class .....................            1,502              14,243            1,509             14,899
     Investor B Class .....................              151               1,435              324              3,229
     Investor C Class .....................            1,115              10,573              379              3,691
Shares redeemed:
     Institutional Class ..................       (1,719,195)        (16,236,572)      (3,926,262)       (39,348,302)
     Service Class ........................               --                  --          (11,768)          (119,086)
     Investor A Class .....................          (64,243)           (610,956)        (120,476)        (1,181,728)
     Investor B Class .....................           (3,914)            (37,199)         (11,450)          (112,367)
     Investor C Class .....................           (7,992)            (76,324)          (8,443)           (81,346)
                                                 -----------       -------------       ----------       ------------
Net decrease ..............................         (366,785)      $  (3,437,840)      (1,449,999)      $(14,456,505)
                                                 ===========       =============       ==========       ============


(E) AT MARCH 31, 2000, NET ASSETS CONSISTED OF:


                                              PENNSYLVANIA       NEW JERSEY           OHIO           DELAWARE          KENTUCKY
                                TAX-FREE        TAX-FREE          TAX-FREE          TAX-FREE         TAX-FREE           TAX-FREE
                                 INCOME          INCOME            INCOME            INCOME           INCOME             INCOME
                               PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                             -------------    -------------     -------------     -------------    -------------    --------------
Capital paid-in .......      $ 348,938,183     $975,055,128     $ 150,793,304     $  94,576,408    $ 103,646,006     $ 165,868,477
Undistributed net
  investment income ...            572,664               --                --           152,622               --                --
Distributions in excess
  of net investment
  income ..............                 --         (480,105)         (123,793)               --         (346,794)          (32,144)
Accumulated net
  realized loss
  on investment
  transactions,
  futures and
  options contracts ...         (6,193,714)     (11,068,377)       (3,763,611)         (876,757)      (1,031,009)       (3,443,959)
Net unrealized
  appreciation
  (depreciation) on
  investment
  transactions and
  futures contracts ...         (3,000,156)         873,272         3,616,471           881,499          173,752         2,671,033
                              ------------     ------------      ------------       -----------     ------------      ------------
                              $340,316,977     $964,379,918      $150,522,371       $94,733,772     $102,441,955      $165,063,407
                              ============     ============      ============       ===========     ============      ============

(F)    DEFERRED POST-OCTOBER LOSSES

     At September 30, 1999, deferred post-October losses for Tax-Free Income Portfolio were $2,460,848, for Pennsylvania Tax-Free Income Portfolio were $4,696,019, for New Jersey Tax-Free Income Portfolio were $464,677, for Ohio Tax-Free Income Portfolio were $644,908, for Delaware Tax-Free Income Portfolio were $859,010, and for Kentucky Tax-Free Income Portfolio were $843,559.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser                       Co-Administrator and Transfer Agent
   BlackRock Advisors,Inc.                  PFPCInc.
   New York, New York 10154                 Wilmington,Delaware 19809

Sub-Adviser                              Distributor
   BlackRock Financial Management,Inc.      BlackRock Distributors, Inc.
   New York, New York 10154                 King of Prussia, Pennsylvania 19406

Custodian                                Co-Administrator
   PFPC Trust Co.                           BlackRock Advisors, Inc.
   Philadelphia,Pennsylvania 19103          New York, New York 10154

                                         Counsel
                                            Simpson, Thacher & Bartlett
                                            New York, New York 10017
                                            (A partnership which includes
                                            professional corporations)

                                         Independent Accountants
                                            PricewaterhouseCoopers LLP
                                            Philadelphia,Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------

         Large Cap Value Equity            Micro-Cap Equity
         Large Cap Growth Equity           International Equity
         Mid-Cap Value Equity              International Small Cap Equity
         Mid-Cap Growth Equity             International Emerging Markets
         Small Cap Value Equity            Select Equity
         Small Cap Growth Equity           Index Equity



STOCK & BOND PORTFOLIOS
----------------------

         Balanced

BOND PORTFOLIOS
---------------

         Low Duration Bond
         Intermediate Government Bond      GNMA
         Intermediate Bond                 Managed Income
         Core Bond                         International Bond
         Government Income                 High Yield Bond



TAX-FREE BOND PORTFOLIOS
------------------------

         Tax-Free Income                   Ohio Tax-Free Income
         Pennsylvania Tax-Free Income      Delaware Tax-Free Income
         New Jersey Tax-Free Income        Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
-----------------------

         Money Market                      North Carolina Municipal Money Market
         U.S. Treasury Money Market        Ohio Municipal Money Market
         Municipal Money Market            Pennsylvania Municipal Money Market
         New Jersey Municipal Money Market Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]

BLACKROCK
FUNDS

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SR 3/31/00 TFP